File No. 333-123106

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 1

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

                             FT 963
   CALIFORNIA MUNICIPAL INCOME CLOSED-END PORTFOLIO, SERIES 7
     FLORIDA MUNICIPAL INCOME CLOSED-END PORTFOLIO, SERIES 2
    NEW YORK MUNICIPAL INCOME CLOSED-END PORTFOLIO, SERIES 7
                      (Exact Name of Trust)

                  First Trust Portfolios, L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


        First Trust Portfolios, L.P.    CHAPMAN AND CUTLER LLP
        Attn:  James A. Bowen           Attn:  Eric F. Fess
        1001 Warrenville Road           111 West Monroe Street
        Lisle, Illinois  60532          Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  June 30, 2006
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)


                                     FT 963
            CALIFORNIA MUNICIPAL INCOME CLOSED-END PORTFOLIO, SERIES 7
                                  970,891 UNITS



PROSPECTUS
Part One
Dated June 30, 2006

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 963, California Municipal Income Closed-End Portfolio, Series 7 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of closed-end investment companies. At May 1, 2006, each Unit represented a 1/970,891 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.95% of the Public Offering Price (4.112% of the net amount invested) including Income and Principal cash. At May 1, 2006, the Public Offering Price per Unit was $10.012 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 963
               CALIFORNIA MUNICIPAL INCOME CLOSED-END PORTFOLIO, SERIES 7
                      SUMMARY OF ESSENTIAL INFORMATION AS OF MAY 1, 2006
                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: The Bank of New York

GENERAL INFORMATION
Number of Units (rounded to the nearest whole unit)                                    970,891
Fractional Undivided Interest in the Trust per Unit                                  1/970,891
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                                   $9,303,412
   Aggregate Value of Securities per Unit                                               $9.582
   Income and Principal cash (overdraft) in the Portfolio                              $32,741
   Income and Principal cash (overdraft) per Unit                                       $0.034
   Sales Charge 4.112% (3.95% of Public Offering Price,
      including Income and Principal cash)                                              $0.396
   Public Offering Price per Unit                                                      $10.012
Redemption Price and Sponsor Repurchase Price per Unit
   ($0.396 less than the Public Offering Price per Unit)                                $9.616

Date Trust Established                                                           March 4, 2005

Mandatory Termination Date                                                       March 4, 2010

Portfolio supervision, bookkeeping, administrative and evaluation fees are $0.0080 per Unit annually.

Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Trustee's Annual Fee:  $0.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the
Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each month.

Income Distribution Date:  Last day of each month.

A Unit holder who owns at least 2,500 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

              REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Unit Holders of FT 963,
California Municipal Income Closed-End Portfolio, Series 7


We have audited the statement of assets and liabilities of FT 963, California Municipal Income Closed-End Portfolio, Series 7 (the "Trust"), including the schedule of investments, as of February 28, 2006, and the related statements of operations and of changes in net assets for the period from March 4, 2005 (Initial Date of Deposit) to February 28, 2006. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2006, by correspondence with the Trustee. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 963, California Municipal Income Closed-End Portfolio, Series 7, at February 28, 2006, and the results of its operations and changes in its net assets for the period from March 4, 2005 (Initial Date of Deposit) to February 28, 2006, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
June 28, 2006

                                     FT 963
            CALIFORNIA MUNICIPAL INCOME CLOSED-END PORTFOLIO, SERIES 7

                       STATEMENT OF ASSETS AND LIABILITIES

                                February 28, 2006

ASSETS
Securities, at fair value (cost, $9,074,397)                                       $9,610,881
Cash                                                                                   13,909
Dividends receivable                                                                   30,007
Receivable from Trustee for organization costs                                         15,612
                                                                                   -----------
TOTAL ASSETS                                                                       $9,670,409
                                                                                   ===========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                                $    7,942
Unit redemptions payable                                                                   68
Payable for investments purchased                                                       4,452
                                                                                   -----------
TOTAL LIABILITIES                                                                      12,462
                                                                                   -----------

Net assets, applicable to 992,378 outstanding units of fractional undivided interest:
   Cost of Securities                                                               9,074,397
   Net unrealized appreciation (depreciation)                                         536,484
   Distributable funds (deficit), net of deferred sales charges
      of $385,526 and organization costs of $16,518                                    47,066
                                                                                   -----------
                                                                                    9,657,947
                                                                                   -----------
TOTAL LIABILITIES AND NET ASSETS                                                   $9,670,409
                                                                                   ===========
Net asset value per unit                                                           $    9.732
                                                                                   ===========


Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 963
             CALIFORNIA MUNICIPAL INCOME CLOSED-END PORTFOLIO, SERIES 7

                             SCHEDULE OF INVESTMENTS

                                February 28, 2006

    Number                                                                          Fair
    of Shares         Name of Issuer of Equity Securities (1)                       Value
                      ---------------------------------------
    25,753            Alliance California Municipal Income Fund, Inc.               $  409,215
    26,122            BlackRock California Insured Municipal Income Trust              370,932
    18,941            BlackRock California Municipal 2018 Term Trust                   291,691
    26,065            BlackRock California Municipal Bond Trust                        409,742
    12,517            BlackRock California Municipal Income Trust                      207,282
    25,544            BlackRock California Municipal Income Trust II                   378,307
    13,437            Colonial California Insured Municipal Fund                       188,387
    18,288            Eaton Vance California Municipal Income Trust                    269,748
    26,914            Eaton Vance Insured California Municipal Bond Fund               382,179
    12,256            Eaton Vance Insured California Municipal Bond Fund II            178,815
    20,466            Morgan Stanley California Insured Municipal Income Trust         294,506
    25,045            MuniHoldings California Insured Fund, Inc.                       384,691
    26,029            MuniYield California Fund, Inc.                                  352,693
    26,501            MuniYield California Insured Fund, Inc.                          391,950
    20,965            Neuberger Berman California Intermediate Municipal Fund, Inc.    290,365
    24,796            Nuveen California Dividend Advantage Municipal Fund              396,984
    19,658            Nuveen California Dividend Advantage Municipal Fund 2            293,297
    27,062            Nuveen California Dividend Advantage Municipal Fund 3            396,188
    12,381            Nuveen California Municipal Market Opportunity Fund              196,858
    12,469            Nuveen California Performance Plus Municipal Fund                182,047
    13,126            Nuveen California Premium Income Municipal Fund                  185,733
    18,057            Nuveen California Quality Income Municipal Fund                  281,328
    24,695            Nuveen California Select Quality Municipal Fund                  379,809
    25,345            Nuveen Insured California Dividend Advantage Municipal Fund      386,004
    18,539            Nuveen Insured California Premium Income Municipal Fund 2        279,754
    25,793            PIMCO California Municipal Income Fund                           404,950
    25,345            PIMCO California Municipal Income Fund II                        376,373
    25,657            PIMCO California Municipal Income Fund III                       402,815
    13,624            Putnam California Investment Grade Municipal Trust               185,559
    29,470       (2)  Van Kampen California Value Municipal Income Trust               462,679
                                                                                    ----------
                      Total Securities (total cost $9,074,397) - 100%               $9,610,881
                                                                                    ==========

                                     FT 963
           CALIFORNIA MUNICIPAL INCOME CLOSED-END PORTFOLIO, SERIES 7

                       SCHEDULE OF INVESTMENTS (continued)

                                February 28, 2006


(1) Percentages are calculated based on net assets. All companies are headquartered in the United States of America.

(2) In August 2005, Van Kampen California Quality Municipal Trust, one of the Trust's original holdings, merged with Van Kampen California Value Municipal Income Trust, also one of the Trust's original holdings. Each shareholder of Van Kampen California Quality Municipal Trust received
        0.9764 shares of Van Kampen California Value Municipal Income Trust for each share of Van Kampen California Quality Municipal Trust held.


See notes to financial statements.

                                 FT 963
         CALIFORNIA MUNICIPAL INCOME CLOSED-END PORTFOLIO, SERIES 7

                          STATEMENT OF OPERATIONS

                                                            Period from
                                                           March 4, 2005
                                                         (Initial Date of
                                                            Deposit) to
                                                         February 28, 2006

Dividend income                                            $  570,484

Expenses
   Trustee and other service fees                             (12,271)
   Portfolio supervision, bookkeeping,
      administrative and evaluation fees                       (6,962)
   Creation and development fees                              (54,646)
   Other expenses                                              (6,129)
                                                           -----------
   Total expenses                                             (80,008)
                                                           -----------
      Investment income (loss) - net                          490,476

Net gain (loss) on investments:
   Net realized gain (loss)                                    72,411
   Change in net unrealized appreciation
      (depreciation)                                          536,484
                                                           ----------
                                                              608,895
                                                           ----------
Net increase (decrease) in net assets
   resulting from operations                               $1,099,371
                                                           ==========


See notes to financial statements.

                                     FT 963
              CALIFORNIA MUNICIPAL INCOME CLOSED-END PORTFOLIO, SERIES 7
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                 Period from
                                                                                 March 4, 2005
                                                                               (Initial Date of
                                                                                  Deposit) to
                                                                               February 28, 2006
Net increase (decrease) in net assets resulting from operations:
   Investment income (loss) - net                                                $   490,476
   Net realized gain (loss) on investments                                            72,411
   Change in net unrealized appreciation
      (depreciation) on investments                                                  536,484
                                                                                 ------------
   Net increase (decrease) in net assets
      resulting from operations                                                    1,099,371
                                                                                 ------------

Units issued                                                                      10,633,342
   Deferred sales charge                                                            (380,349)
   Organization costs                                                                (16,083)
                                                                                 ------------
   Total                                                                          10,236,910
                                                                                 ------------

Unit redemptions                                                                  (1,260,411)

Distributions to unit holders:
   Investment income - net                                                          (549,534)
   Principal from investment transactions                                            (10,580)
                                                                                 ------------
   Total distributions                                                              (560,114)
                                                                                 ------------
Total increase (decrease) in net assets                                            9,515,756

Net assets:
   Beginning of the period                                                           142,191
                                                                                 ------------
   End of the period                                                             $ 9,657,947
                                                                                 ============
Distributable funds (deficit) at end of the period                               $    47,066
                                                                                 ============
Trust units:
   Beginning of the period                                                            15,005
   Issued                                                                          1,109,470
   Redemptions                                                                      (132,097)
                                                                                 ------------
   End of the period                                                                 992,378
                                                                                 ============

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 963
           CALIFORNIA MUNICIPAL INCOME CLOSED-END PORTFOLIO, SERIES 7
                          NOTES TO FINANCIAL STATEMENTS


1.    Organization

FT 963, California Municipal Income Closed-End Portfolio, Series 7 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of closed-end investment companies which are considered to be concentrated in tax-exempt bonds issued by California municipalities. The Trust was established on March 4, 2005, and has a mandatory termination date of March 4, 2010.

2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - Securities are stated at fair value as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor"), and as determined generally based on the closing sale prices of listed equity securities or, if no closing sale price is available, then the closing bid price, and the closing bid prices of over-the-counter traded equity securities. If the closing bid price is unavailable, the valuation is generally determined a) on the basis of current bid prices for comparable securities, b) by appraising the value of the securities on the bid side of the market, or c) by any combination of the above.

Dividend income - Dividends are recognized on the ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Securities transactions are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services of $0.0096 per annum per unit, and an annual fee for portfolio supervision, bookkeeping, administrative and evaluation services to the Evaluator of $0.0080 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust incurs expenses of the Trustee according to its responsibilities under the Trust Indenture. The Trust may incur other miscellaneous expenses.

The Trust paid a creation and development fee of $0.050 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. The maximum amount of organization costs, totaling $32,130, has been transferred out of the Trust. Actual organizational expenses were $16,518. Thus, the excess of the maximum over the actual organizational costs of $15,612 will be reimbursed to the Trust and such amount is included in receivable from Trustee for organization costs.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at February 28, 2006 follows:


                  Unrealized appreciation                    $ 547,447
                  Unrealized depreciation                      (10,963)
                                                             ----------
                                                             $ 536,484
                                                             ==========


4.    Other information
Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the securities on the date of an investor's purchase, plus any cash, dividends receivable and the maximum sales charge of 4.95% of the Public Offering Price (equivalent to approximately 5.00% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee). The maximum sales charge consists of the initial up-front sales charge of $0.100 per unit, the deferred sales charge of $0.345 per unit which was paid to the Sponsor over a three-month period ended November 18, 2005, and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each v to unit holders of record on the fifteenth day of each month. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

5.    Financial Highlights

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period. Total return does not include reinvestment of distributions. The net investment income (loss) and total expense ratios are computed based upon the quarterly weighted average net assets for the Trust.

                                                              Period from
                                                             March 4, 2005
                                                           (Initial Date of
                                                              Deposit) to
                                                           February 28, 2006

Dividend income                                                 $ 0.563
Expenses                                                         (0.079)
                                                                --------
      Investment income (loss) - net                              0.484

Distributions to unit holders:
   Investment income - net                                       (0.509)
   Principal from investment transactions                        (0.010)

Net gain (loss) on investments                                    0.291
                                                                -------
      Total increase (decrease) in net assets                     0.256

Net assets:
   Beginning of the period                                        9.476
                                                                -------
   End of the period                                            $ 9.732
                                                                =======

Total return                                                      8.18% *
Ratio of total expenses to average net assets                      .95%
Ratio of net investment income (loss) to
   average net assets                                             5.80%


*  Not annualized.

                                   FT 963
             CALIFORNIA MUNICIPAL INCOME CLOSED-END PORTFOLIO, SERIES 7

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                                ---------------
                              P R O S P E C T U S
                                ---------------


                SPONSOR:                     First Trust Portfolios L.P.
                                             1001 Warrenville Road
                                             Lisle, Illinois 60532
                                             (800) 621-1675

                TRUSTEE:                     The Bank of New York
                                             101 Barclay Street
                                             New York, New York 10286

                LEGAL COUNSEL                Chapman and Cutler LLP
                TO SPONSOR:                  111 West Monroe Street
                                             Chicago, Illinois 60603

                LEGAL COUNSEL                Emmet, Marvin & Martin, LLP
                TO TRUSTEE:                  120 Broadway
                                             New York, New York 10271

                INDEPENDENT                  Deloitte & Touche LLP
                REGISTERED PUBLIC            111 South Wacker Drive
                ACCOUNTING FIRM:             Chicago, Illinois 60606


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                FT 963
            FLORIDA MUNICIPAL INCOME CLOSED-END PORTFOLIO, SERIES 2
                              532,110 UNITS


PROSPECTUS
Part One
Dated June 30, 2006

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 963, Florida Municipal Income Closed-End Portfolio, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of closed-end investment companies. At May 1, 2006, each Unit represented a 1/532,110 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.95% of the Public Offering Price (4.112% of the net amount invested) including Income and Principal cash. At May 1, 2006, the Public Offering Price per Unit was $9.006 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 963
                 FLORIDA MUNICIPAL INCOME CLOSED-END PORTFOLIO, SERIES 2
                    SUMMARY OF ESSENTIAL INFORMATION AS OF MAY 1, 2006

                        Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                        Trustee: The Bank of New York

GENERAL INFORMATION
Number of Units (rounded to the nearest whole unit)                                    532,110
Fractional Undivided Interest in the Trust per Unit                                  1/532,110
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                                   $4,593,596
   Aggregate Value of Securities per Unit                                               $8.633
   Income and Principal cash (overdraft) in the Portfolio                               $9,079
   Income and Principal cash (overdraft) per Unit                                       $0.017
   Sales Charge 4.112% (3.95% of Public Offering Price,
      including Income and Principal cash)                                              $0.356
   Public Offering Price per Unit                                                       $9.006
Redemption Price and Sponsor Repurchase Price per Unit
   ($0.356 less than the Public Offering Price per Unit)                                $8.650

Date Trust Established                                                           March 4, 2005

Mandatory Termination Date                                                       March 4, 2010

Portfolio supervision, bookkeeping, administrative and evaluation fees are $0.0080 per Unit annually.

Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Trustee's Annual Fee:  $0.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the
Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each month.

Income Distribution Date:  Last day of each month.

A Unit holder who owns at least 2,500 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Unit Holders of FT 963,
Florida Municipal Income Closed-End Portfolio, Series 2


We have audited the statement of assets and liabilities of FT 963, Florida Municipal Income Closed-End Portfolio, Series 2 (the "Trust"), including the schedule of investments, as of February 28, 2006, and the related statements of operations and of changes in net assets for the period from March 4, 2005 (Initial Date of Deposit) to February 28, 2006. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2006, by correspondence with the Trustee. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 963, Florida Municipal Income Closed-End Portfolio, Series 2, at February 28, 2006, and the results of its operations and changes in its net assets for the period from March 4, 2005 (Initial Date of Deposit) to February 28, 2006, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
June 28, 2006

                                     FT 963
            FLORIDA MUNICIPAL INCOME CLOSED-END PORTFOLIO, SERIES 2

                       STATEMENT OF ASSETS AND LIABILITIES

                                February 28, 2006

ASSETS
Securities, at fair value (cost, $5,409,704)                                       $5,396,542
Cash                                                                                   13,694
Dividends receivable                                                                   12,628
Receivable from Trustee for organization costs                                         13,659
                                                                                   -----------
TOTAL ASSETS                                                                       $5,436,523
                                                                                   ===========
LIABILITIES AND NET ASSETS

Accrued liabilities                                                                $    5,302
Payable for investments purchased                                                       9,948
                                                                                   -----------
TOTAL LIABILITIES                                                                      15,250
                                                                                   -----------

Net assets, applicable to 591,297 outstanding
 units of fractional undivided interest:
   Cost of Securities                                                               5,409,704
   Net unrealized appreciation (depreciation)                                         (13,162)
   Distributable funds (deficit), net of deferred sales charges
      of $247,627 and organization costs of $6,961                                     24,731
                                                                                   -----------
                                                                                    5,421,273
                                                                                   -----------
TOTAL LIABILITIES AND NET ASSETS                                                   $5,436,523
                                                                                   ===========
Net asset value per unit                                                           $    9.168
                                                                                   ===========


Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 963
                FLORIDA MUNICIPAL INCOME CLOSED-END PORTFOLIO, SERIES 2

                             SCHEDULE OF INVESTMENTS

                                February 28, 2006

     Number                                                                         Fair
    of Shares         Name of Issuer of Equity Securities (1)                       Value
                      ---------------------------------------
    22,174            BlackRock Florida Insured Municipal Income Trust              $  308,440
    29,182            BlackRock Florida Municipal 2020 Term Trust                      415,844
    14,510            BlackRock Florida Municipal Bond Trust                           245,219
    22,636            BlackRock Florida Municipal Income Trust                         375,079
    10,283            Delaware Investments Florida Insured Municipal Income Fund       172,754
    15,885            Eaton Vance Florida Municipal Income Fund                        233,033
    14,569            Eaton Vance Insured Florida Municipal Bond Fund I                212,125
    35,949            MuniHoldings Florida Insured Fund                                533,843
    30,766            MuniYield Florida Fund                                           460,567
    25,672            MuniYield Florida Insured Fund                                   365,826
    31,436            Nuveen Florida investment Quality Municipal Fund                 460,223
    25,733            Nuveen Florida Quality Income Municipal Fund                     375,187
    27,194            Nuveen Insured Florida Premium Income Municipal Fund             438,367
    21,802            Nuveen Insured Florida Tax-Free Advantage Municipal Fund         296,725
    33,178       (2)  Van Kampen Trust for Investment Grade Florida Municipals         503,310
                                                                                    -----------
                      Total Securities (total cost $5,409,704) - 100%               $5,396,542
                                                                                    ===========

(1) Percentages are calculated based on net assets. All companies are headquartered in the United States of America.

(2)     In October 2005, Van Kampen Florida Quality Municipal Trust, one of the
        Trust's original holdings, merged with Van Kampen Investment Grade
        Florida Municipal Trust, also one of the Trust's original holdings. Each shareholder of Van Kampen Florida Quality Municipal Trust received
        0.9431 shares of Van Kampen Investment Grade Florida Municipal Trust for each share of Van Kampen Florida Quality Municipal Trust held.


See notes to financial statements.

                                     FT 963
              FLORIDA MUNICIPAL INCOME CLOSED-END PORTFOLIO, SERIES 2

                             STATEMENT OF OPERATIONS


                                                               Period from
                                                              March 4, 2005
                                                            (Initial Date of
                                                               Deposit) to
                                                            February 28, 2006

Dividend income                                                 $ 288,457

Expenses
   Trustee and other service fees                                  (7,849)
   Portfolio supervision, bookkeeping,
      administrative and evaluation fees                           (4,067)
   Creation and development fees                                  (34,803)
   Other expenses                                                  (4,123)
                                                                ----------
   Total expenses                                                 (50,842)
                                                                ----------
      Investment income (loss) - net                              237,615

Net gain (loss) on investments:
   Net realized gain (loss)                                        23,667
   Change in net unrealized appreciation
      (depreciation)                                              (13,162)
                                                                ----------
                                                                   10,505
                                                                ----------
Net increase (decrease) in net assets
   resulting from operations                                    $ 248,120
                                                                ==========


See notes to financial statements.

                                     FT 963
               FLORIDA MUNICIPAL INCOME CLOSED-END PORTFOLIO, SERIES 2
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                  Period from
                                                                                 March 4, 2005
                                                                               (Initial Date of
                                                                                  Deposit) to
                                                                               February 28, 2006
Net increase (decrease) in net assets resulting from operations:
   Investment income (loss) - net                                                $   237,615
   Net realized gain (loss) on investments                                            23,667
   Change in net unrealized appreciation
      (depreciation) on investments                                                  (13,162)
                                                                                 ------------
   Net increase (decrease) in net assets
      resulting from operations                                                      248,120
                                                                                 ------------
Units issued                                                                       6,792,896
   Deferred sales charge                                                            (242,452)
   Organization costs                                                                 (6,526)
                                                                                 ------------
   Total                                                                           6,543,918
                                                                                 ------------
Unit redemptions                                                                  (1,229,079)

Distributions to unit holders:
   Investment income - net                                                          (278,586)
   Principal from investment transactions                                             (5,233)
                                                                                 ------------
   Total distributions                                                              (283,819)
                                                                                 ------------
Total increase (decrease) in net assets                                            5,279,140

Net assets:
   Beginning of the period                                                           142,133
                                                                                 ------------
   End of the period                                                             $ 5,421,273
                                                                                 ============
Distributable funds (deficit) at end of the period                               $    24,731
                                                                                 ============
Trust units:
   Beginning of the period                                                            14,999
   Issued                                                                            707,739
   Redemptions                                                                      (131,441)
                                                                                 ------------
   End of the period                                                                 591,297
                                                                                 ============

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 963
               FLORIDA MUNICIPAL INCOME CLOSED-END PORTFOLIO, SERIES 2

                          NOTES TO FINANCIAL STATEMENTS


1.    Organization

FT 963, Florida Municipal Income Closed-End Portfolio, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of closed-end investment companies which are considered to be concentrated in tax-exempt bonds issued by Florida municipalities. The Trust was established on March 4, 2005, and has a mandatory termination date of March 4, 2010.


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - Securities are stated at fair value as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor"), and as determined generally based on the closing sale prices of listed equity securities or, if no closing sale price is available, then the closing bid price, and the closing bid prices of over-the-counter traded equity securities. If the closing bid price is unavailable, the valuation is generally determined a) on the basis of current bid prices for comparable securities, b) by appraising the value of the securities on the bid side of the market, or c) by any combination of the above.

Dividend income - Dividends are recognized on the ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Securities transactions are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services of $0.0096 per annum per unit, and an annual fee for portfolio supervision, bookkeeping, administrative and evaluation services to the Evaluator of $0.0080 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust incurs expenses of the Trustee according to its responsibilities under the Trust Indenture. The Trust may incur other miscellaneous expenses.

The Trust paid a creation and development fee of $0.050 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. The maximum amount of organization costs, totaling $20,620, has been transferred out of the Trust. Actual organizational expenses were $6,961. Thus, the excess of the maximum over the actual organizational costs of $13,659 will be reimbursed to the Trust and such amount is included in receivable from Trustee for organization costs.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at February 28, 2006 follows:


                  Unrealized appreciation                     $ 101,970
                  Unrealized depreciation                      (115,132)
                                                              ----------
                                                              $ (13,162)
                                                              ==========


4.    Other information
Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the securities on the date of an investor's purchase, plus any cash, dividends receivable and the maximum sales charge of 4.95% of the Public Offering Price (equivalent to approximately 5.00% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee). The maximum sales charge consists of the initial up-front sales charge of $0.100 per unit, the deferred sales charge of $0.345 per unit which was paid to the Sponsor over a three-month period ended November 18, 2005, and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of each month. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

5.    Financial Highlights

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period. Total return does not include reinvestment of distributions. The net investment income (loss) and total expense ratios are computed based upon the quarterly weighted average net assets for the Trust.

                                                             Period from
                                                            March 4, 2005
                                                          (Initial Date of
                                                             Deposit) to
                                                          February 28, 2006

Dividend income                                                $ 0.520
Expenses                                                        (0.092)
                                                               --------
      Investment income (loss) - net                             0.428

Distributions to unit holders:
   Investment income - net                                      (0.482)
   Principal from investment transactions                       (0.009)

Net gain (loss) on investments                                  (0.245)
                                                               --------
      Total increase (decrease) in net assets                   (0.308)

Net assets:
   Beginning of the period                                       9.476
                                                               --------
   End of the period                                           $ 9.168
                                                               ========

Total return                                                     1.93% *
Ratio of total expenses to average net assets                    1.06%
Ratio of net investment income (loss) to
   average net assets                                            4.98%


*  Not annualized.

                                     FT 963
              FLORIDA MUNICIPAL INCOME CLOSED-END PORTFOLIO, SERIES 2

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                 ---------------
                               P R O S P E C T U S
                                 ---------------


                SPONSOR:                     First Trust Portfolios L.P.
                                             1001 Warrenville Road
                                             Lisle, Illinois 60532
                                             (800) 621-1675

                TRUSTEE:                     The Bank of New York
                                             101 Barclay Street
                                             New York, New York 10286

                LEGAL COUNSEL                Chapman and Cutler LLP
                TO SPONSOR:                  111 West Monroe Street
                                             Chicago, Illinois 60603

                LEGAL COUNSEL                Emmet, Marvin & Martin, LLP
                TO TRUSTEE:                  120 Broadway
                                             New York, New York 10271

                INDEPENDENT                  Deloitte & Touche LLP
                REGISTERED PUBLIC            111 South Wacker Drive
                ACCOUNTING FIRM:             Chicago, Illinois 60606


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 963
            NEW YORK MUNICIPAL INCOME CLOSED-END PORTFOLIO, SERIES 7
                                  717,574 UNITS


PROSPECTUS
Part One
Dated June 30, 2006

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 963, New York Municipal Income Closed-End Portfolio, Series 7 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of closed-end investment companies. At May 1, 2006, each Unit represented a 1/717,574 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.95% of the Public Offering Price (4.112% of the net amount invested) including Income and Principal cash. At May 1, 2006, the Public Offering Price per Unit was $9.673 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                    FT 963
              NEW YORK MUNICIPAL INCOME CLOSED-END PORTFOLIO, SERIES 7
                  SUMMARY OF ESSENTIAL INFORMATION AS OF MAY 1, 2006

                          Sponsor: First Trust Portfolios L.P.
                        Evaluator: First Trust Advisors L.P.
                          Trustee: The Bank of New York

GENERAL INFORMATION
Number of Units (rounded to the nearest whole unit)                                    717,574
Fractional Undivided Interest in the Trust per Unit                                  1/717,574
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                                   $6,655,208
   Aggregate Value of Securities per Unit                                               $9.275
   Income and Principal cash (overdraft) in the Portfolio                              $11,414
   Income and Principal cash (overdraft) per Unit                                       $0.016
   Sales Charge 4.112% (3.95% of Public Offering Price,
      including Income and Principal cash)                                              $0.382
   Public Offering Price per Unit                                                       $9.673
Redemption Price and Sponsor Repurchase Price per Unit
   ($0.382 less than the Public Offering Price per Unit)                                $9.291

Date Trust Established                                                           March 4, 2005
Mandatory Termination Date                                                       March 4, 2010

Portfolio supervision, bookkeeping, administrative and evaluation fees are $0.0080 per Unit annually.

Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Trustee's Annual Fee:  $0.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the
Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each month.

Income Distribution Date:  Last day of each month.

A Unit holder who owns at least 2,500 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Unit Holders of FT 963,
New York Municipal Income Closed-End Portfolio, Series 7


We have audited the statement of assets and liabilities of FT 963, New York Municipal Income Closed-End Portfolio, Series 7 (the "Trust"), including the schedule of investments, as of February 28, 2006, and the related statements of operations and of changes in net assets for the period from March 4, 2005 (Initial Date of Deposit) to February 28, 2006. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2006, by correspondence with the Trustee. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 963, New York Municipal Income Closed-End Portfolio, Series 7, at February 28, 2006, and the results of its operations and changes in its net assets for the period from March 4, 2005 (Initial Date of Deposit) to February 28, 2006, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
June 28, 2006

                                     FT 963
            NEW YORK MUNICIPAL INCOME CLOSED-END PORTFOLIO, SERIES 7

                       STATEMENT OF ASSETS AND LIABILITIES

                                February 28, 2006

ASSETS
Securities, at fair value (cost, $7,286,338)                                       $7,588,085
Cash                                                                                    3,537
Dividends receivable                                                                   25,261
Receivable from Trustee for organization costs                                         17,837
                                                                                   -----------
TOTAL ASSETS                                                                       $7,634,720
                                                                                   ===========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                                $    6,606
Unit redemptions payable                                                                   19
Payable for investments purchased                                                       9,216
                                                                                   -----------
TOTAL LIABILITIES                                                                      15,841
                                                                                   -----------

Net assets, applicable to 781,281 outstanding
  units of fractional undivided interest:
   Cost of Securities                                                               7,286,338
   Net unrealized appreciation (depreciation)                                         301,747
   Distributable funds (deficit), net of deferred sales charges
      of $310,621 and organization costs of $8,113                                     30,794
                                                                                   -----------
                                                                                    7,618,879
                                                                                   -----------
TOTAL LIABILITIES AND NET ASSETS                                                   $7,634,720
                                                                                   ===========
Net asset value per unit                                                           $    9.752
                                                                                   ===========

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 963
                NEW YORK MUNICIPAL INCOME CLOSED-END PORTFOLIO, SERIES 7
                             SCHEDULE OF INVESTMENTS
                                February 28, 2006

     Number                                                                        Fair
    of Shares         Name of Issuer of Equity Securities (1)                      Value
                      ---------------------------------------
    18,165            Alliance New York Municipal Income Fund, Inc.                $   259,578
    28,090            BlackRock New York Insured Municipal Income Trust                456,182
    12,882            BlackRock New York Municipal Bond Trust                          214,872
    25,714            BlackRock New York Municipal Income Trust                        365,910
    15,358            BlackRock New York Municipal Income Trust II                     220,694
    16,359            Eaton Vance Insured New York Municipal Bond Fund                 253,565
    29,450            Eaton Vance New York Municipal Income Trust                      429,675
    16,823            Muni New York Intermediate Duration Fund, Inc.                   231,316
    28,431            MuniHoldings New York Insured Fund                               427,034
    31,249            MuniYield New York Insured Fund, Inc.                            440,611
    17,166            Neuberger Berman New York Intermediate Municipal Fund, Inc.      244,101
    22,603            Nuveen Insured New York Dividend Advantage Municipal Fund        340,175
    22,250            Nuveen Insured New York Premium Income Municipal Fund            334,862
    21,445            Nuveen New York Dividend Advantage Municipal Fund                356,201
    15,051            Nuveen New York Dividend Advantage Municipal Fund 2              241,117
    21,997            Nuveen New York Investment Quality Municipal Fund                333,694
    21,571            Nuveen New York Performance Plus Municipal Fund                  372,100
    22,200            Nuveen New York Quality Income Municipal Fund                    337,440
    14,583            Nuveen New York Select Quality Municipal Fund                    223,120
    29,654            PIMCO New York Municipal Income Fund                             463,789
    28,138            PIMCO New York Municipal Income Fund II                          418,975
    25,261            PIMCO New York Municipal Income Fund III                         396,092
    14,644            Van Kampen Trust for Investment Grade New York Municipals        226,982
                                                                                   -----------
                      Total Securities (total cost $7,286,338) - 100%              $ 7,588,085
                                                                                   ===========


(1) Percentages are calculated based on net assets. All companies headquarted in the United States of America.


See notes to financial statements.

                                   FT 963
              NEW YORK MUNICIPAL INCOME CLOSED-END PORTFOLIO, SERIES 7

                             STATEMENT OF OPERATIONS

                                                                                  Period from
                                                                                 March 4, 2005
                                                                               (Initial Date of
                                                                                  Deposit) to
                                                                               February 28, 2006
Dividend income                                                                  $400,240

Expenses
   Trustee and other service fees                                                  (9,773)
   Portfolio supervision, bookkeeping,
      administrative and evaluation fees                                           (4,895)
   Creation and development fees                                                  (44,010)
   Other expenses                                                                  (5,073)
                                                                                 ---------
   Total expenses                                                                 (63,751)
                                                                                 ---------
      Investment income (loss) - net                                              336,489

Net gain (loss) on investments:
   Net realized gain (loss)                                                        79,337
   Change in net unrealized appreciation
      (depreciation)                                                              301,747
                                                                                 ---------
                                                                                  381,084
                                                                                 ---------
Net increase (decrease) in net assets
   resulting from operations                                                     $717,573
                                                                                 =========


See notes to financial statements.

                                     FT 963
            NEW YORK MUNICIPAL INCOME CLOSED-END PORTFOLIO, SERIES 7

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                  Period from
                                                                                 March 4, 2005
                                                                               (Initial Date of
                                                                                  Deposit) to
                                                                               February 28, 2006
Net increase (decrease) in net assets resulting from operations:
   Investment income (loss) - net                                                $   336,489
   Net realized gain (loss) on investments                                            79,337
   Change in net unrealized appreciation
      (depreciation) on investments                                                  301,747
                                                                                 ------------
   Net increase (decrease) in net assets
      resulting from operations                                                      717,573
                                                                                 ------------
Units issued                                                                       8,708,503
   Deferred sales charge                                                            (305,576)
   Organization costs                                                                 (7,689)
                                                                                 ------------
   Total                                                                           8,395,238
                                                                                 ------------

Unit redemptions                                                                  (1,189,501)

Distributions to unit holders:
   Investment income - net                                                          (387,461)
   Principal from investment transactions                                            (55,550)
                                                                                 ------------
   Total distributions                                                              (443,011)
                                                                                 ------------
Total increase (decrease) in net assets                                            7,480,299

Net assets:
   Beginning of the period                                                           138,580
                                                                                 ------------
   End of the period                                                             $ 7,618,879
                                                                                 ============
Distributable funds (deficit) at end of the period                               $    30,794
                                                                                 ============
Trust units:
   Beginning of the period                                                            14,624
   Issued                                                                            891,130
   Redemptions                                                                      (124,473)
                                                                                 ------------
   End of the period                                                                 781,281
                                                                                 ============

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 963
              NEW YORK MUNICIPAL INCOME CLOSED-END PORTFOLIO, SERIES 7

                          NOTES TO FINANCIAL STATEMENTS


1.    Organization

FT 963, New York Municipal Income Closed-End Portfolio, Series 7 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of closed-end investment companies which are considered to be concentrated in tax-exempt bonds issued by New York municipalities. The Trust was established on March 4, 2005, and has a mandatory termination date of March 4, 2010.


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - Securities are stated at fair value as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor"), and as determined generally based on the closing sale prices of listed equity securities or, if no closing sale price is available, then the closing bid price, and the closing bid prices of over-the-counter traded equity securities. If the closing bid price is unavailable, the valuation is generally determined a) on the basis of current bid prices for comparable securities, b) by appraising the value of the securities on the bid side of the market, or c) by any combination of the above.

Dividend income - Dividends are recognized on the ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Securities transactions are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services of $0.0096 per annum per unit, and an annual fee for portfolio supervision, bookkeeping, administrative and evaluation services to the Evaluator of $0.0080 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust incurs expenses of the Trustee according to its responsibilities under the Trust Indenture. The Trust may incur other miscellaneous expenses.

The Trust paid a creation and development fee of $0.050 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. The maximum amount of organization costs, totaling $25,950, has been transferred out of the Trust. Actual organizational expenses were $8,113. Thus, the excess of the maximum over the actual organizational costs of $17,837 will be reimbursed to the Trust and such amount is included in receivable from Trustee for organization costs.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at February 28, 2006 follows:


                  Unrealized appreciation                   $  322,910
                  Unrealized depreciation                      (21,163)
                                                            -----------
                                                            $  301,747
                                                            ===========


4.    Other information
Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the securities on the date of an investor's purchase, plus any cash, dividends receivable and the maximum sales charge of 4.95% of the Public Offering Price (equivalent to approximately 5.00% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee). The maximum sales charge consists of the initial up-front sales charge of $0.100 per unit, the deferred sales charge of $0.345 per unit which was paid to the Sponsor over a three-month period ended November 18, 2005, and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of each month. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

5.    Financial Highlights

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period. Total return does not include reinvestment of distributions. The net investment income (loss) and total expense ratios are computed based upon the quarterly weighted average net assets for the Trust.

                                                                Period from
                                                               March 4, 2005
                                                             (Initial Date of
                                                                Deposit) to
                                                             February 28, 2006

Dividend income                                                   $ 0.553
Expenses                                                           (0.088)
                                                                  --------
      Investment income (loss) - net                                0.465

Distributions to unit holders:
   Investment income - net                                         (0.492)
   Principal from investment transactions                          (0.064)

Net gain (loss) on investments                                      0.367
                                                                  --------
      Total increase (decrease) in net assets                       0.276

Net assets:
   Beginning of the period                                          9.476
                                                                  --------
   End of the period                                              $ 9.752
                                                                  ========

Total return                                                        8.78% *
Ratio of total expenses to average net assets                       1.04%
Ratio of net investment income (loss) to
   average net assets                                               5.50%


*  Not annualized.

                                     FT 963
             NEW YORK MUNICIPAL INCOME CLOSED-END PORTFOLIO, SERIES 7

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                 ---------------
                               P R O S P E C T U S
                                  ---------------


                   SPONSOR:                     First Trust Portfolios L.P.
                                                1001 Warrenville Road
                                                Lisle, Illinois 60532
                                                (800) 621-1675

                   TRUSTEE:                     The Bank of New York
                                                101 Barclay Street
                                                New York, New York 10286

                   LEGAL COUNSEL                Chapman and Cutler LLP
                   TO SPONSOR:                  111 West Monroe Street
                                                Chicago, Illinois 60603

                   LEGAL COUNSEL                Emmet, Marvin & Martin, LLP
                   TO TRUSTEE:                  120 Broadway
                                                New York, New York 10271

                   INDEPENDENT                  Deloitte & Touche LLP
                   REGISTERED PUBLIC            111 South Wacker Drive
                   ACCOUNTING FIRM:             Chicago, Illinois 60606


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.



                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

PROSPECTUS                                   NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                             ONLY BE USED WITH PART ONE
Dated April 28, 2006                                             AND PART THREE

The FT Series (formerly known as The First Trust Special Situations Trust) is a unit investment trust. The FT Series has many separate series. The Part One which accompanies this Part Two describes one such series of the FT Series. Each series of the FT Series consists of one or more portfolios ("Trust(s)") which invest in one or more of the following: common stock ("Equity Securities"), preferred stock ("Preferred Stocks"), trust preferred securities ("Trust Preferred Securities"), real estate investment trusts ("REITs"), U.S. Treasury zero coupon bonds ("Treasury Obligations"), corporate debt obligations ("Corporate Bonds") and/or closed-end funds ("Closed-End Funds"). See Part One and Part Three for a more complete description of the portfolio for each Trust.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             FIRST TRUST (R)

                             1-800-621-9533

                            Table of Contents

The FT Series                                            3
Risk Factors                                             3
Public Offering                                          5
Distribution of Units                                    6
The Sponsor's Profits                                    7
The Secondary Market                                     7
How We Purchase Units                                    7
Expenses and Charges                                     8
Tax Status                                               9
Retirement Plans                                        13
Rights of Unit Holders                                  13
Income and Capital Distributions                        14
Redeeming Your Units                                    14
Removing Securities from a Trust                        15
Amending or Terminating the Indenture                   16
Information on the Sponsor, Trustee and Evaluator       17
Other Information                                       18

                       The FT Series

The FT Series Defined.

We, First Trust Portfolios L.P. (the "Sponsor"), have created hundreds of similar yet separate series of a unit investment trust which we have named the FT Series or its predecessor, The First Trust Special
Situations Trust. See Part One for a description of the series and Trusts for which this Part Two prospectus relates.

Each Trust was created under the laws of the State of New York by a Trust Agreement (the "Indenture") dated the Initial Date of Deposit. This agreement, entered into among First Trust Portfolios L.P., as Sponsor, The Bank of New York as Trustee, Securities Evaluation Service, Inc., as Evaluator for certain Trusts, First Trust Advisors L.P., as Evaluator for certain Trusts, and First Trust Advisors L.P. as Portfolio Supervisor, governs the operation of the Trusts.

How We Created the Trusts.

On the Initial Date of Deposit for each Trust, we deposited a portfolio or portfolios of one or more of following: Equity Securities, Preferred Stocks, Trust Preferred Securities, Closed-End Funds, Treasury Obligations, Corporate Bonds and/or REITs, (collectively, the "Securities") with the Trustee and in turn, the Trustee delivered documents to us representing our ownership of the Trusts in the form of units ("Units").

See "Portfolios-Objectives" in Part Three for each Trust for a specific description of such Trust's objective.

We cannot guarantee that a Trust will keep its present size and composition for any length of time. Since the prices of the Securities will fluctuate daily, the ratio of Securities in the Trusts, on a market value basis, will also change daily. Securities may periodically be sold under certain circumstances, and the proceeds from these sales will be used to meet Trust obligations or distributed to Unit holders, but will not be reinvested. However, Securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if they no longer meet the criteria by which they were selected. You will not be able to dispose of or vote any of the Securities in the Trusts. As the holder of the Securities, the Trustee will vote all of the Securities and will do so based on our instructions.

Neither we nor the Trustee will be liable for a failure in any of the Securities.

                       Risk Factors

Price Volatility. The Trusts may invest in any of the securities set forth in "The FT Series." The value of a Trust's Units will fluctuate with changes in the value of these securities. The prices of securities fluctuate for several reasons, including the type of security, changes in investor's perceptions of the financial condition of an issuer or the general condition of the relevant market, or when political or economic events effecting the issuers occur. In addition, prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. However, because preferred stock dividends are fixed (though not guaranteed) and preferred stocks typically have superior rights to common stocks in dividend distributions and liquidation, they are generally less volatile than common stocks.

The value of the Treasury Obligations will be adversely affected by decreases in bond prices and increases in interest rates. Zero coupon bonds do not provide for the payment of any current interest. The buyer receives only the right to receive a final payment of the face amount of the bond at its maturity. Zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are bonds of comparable quality that pay interest currently.

Because the Trusts are not managed, the Trustee will not sell securities in response to or in anticipation of market fluctuations, as is common in managed investments. As with any investment, we cannot guarantee that the performance of any Trust will be positive over any period of time, or that you won't lose money. Units of the Trusts are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Certain of the Securities in the Trust are issued by companies with market capitalizations of less than $1 billion. Smaller companies present some unique investment risks. Small-caps may have limited product lines, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies. Stocks of smaller companies may be less liquid than those of larger companies and may experience greater price fluctuations than larger companies. In addition, small-cap stocks may not be widely followed by the investment community, which may result in low demand.

Distributions. There is no guarantee that the issuers of the Equity Securities will declare dividends in the future or that if declared they will either remain at current levels or increase over time. In addition, there is no assurance that the issuers of the Preferred Stocks included in a Trust will be able to pay dividends at their stated rate in the future.

Because the Treasury Obligations pay no interest until their maturity, Equity Securities may have to be sold to pay Trust expenses or meet redemption requests. As the Treasury Obligations ensure that certain Trusts will be able to provide $10 per Unit at such Trust's termination, they will not be sold to pay expenses of that Trust or to meet redemption requests unless their sale will not reduce the per Unit termination value below $10. The sale of a portion of the Equity Securities in these situations will reduce the capital appreciation potential of such Trust. In addition, although the Treasury Obligations pay no interest until they mature, they are deemed for federal income tax purposes to have been issued with original issue discount which accrues on a daily basis over their life. Each year you must include as part of your taxable income the amount of any accreted original issue discount on the Treasury Obligations. Therefore, you will be taxed on the Treasury Obligations even prior to receiving any cash distributions. See "Tax Status" for further information.

Termination Value. If your Trust has been designed to return to investors at least $10 per Unit only at termination and you redeem or sell your Units prior to termination of your Trust, the amount you will receive will be affected by the values at that time of the Treasury Obligations and of the Equity Securities, and you may receive less than $10 per Unit.

Preferred Stocks. Certain of the Trusts may contain preferred stocks. Preferred stocks are unique securities that combine some of the characteristics of both common stocks and bonds. Preferred stocks generally pay a fixed rate of return and are sold on the basis of current yield, like bonds. However, because they are equity securities, preferred stocks provide equity ownership of a company and the income is paid in the form of dividends. Preferred stocks typically have a yield advantage over common stocks as well as comparably-rated fixed income investments. Preferred stocks are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instrments.

Trust Preferred Securities. Certain Trusts may contain trust preferred securities. Trust preferred securities are limited-life preferred securities typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. Dividend payments of the trust preferred securities generally coincide with interest payments on the underlying obligations. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike preferred stocks, distributions are treated as interest rather than dividends for federal income tax purposes and therefore, are not eligible for the dividends-received deduction. Trust preferred securities are subject to unique risks which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the issuer and may be deferred for up to 20 consecutive quarters, and that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events.

Investment Grade Bonds. Investment grade corporate bonds are subject to various risks including the risks that: the value of the bonds will fluctuate; a bond's issuer will be unable to meet its obligation to pay principal or interest on the bond; the issuer will pre-pay or "call" a bond before its stated maturity; a bond will fall in value if a rating agency decreases the bond's rating; and the value of a bond will fall if trading on the bond is limited or absent. The value of investment grade bonds will decline with increases in interest rates, not only because interest rates generally decrease values, but also because increased rates may indicate an economic slowdown. An economic slowdown, or a reduction in an issuer's creditworthiness, may result in the issuer being unable to maintain earnings at a level sufficient to maintain interest and principal payments on its bonds.

High-Yield Securities. Certain of the Securities held by certain Trusts are rated below investment grade by one or more rating agencies. These Securities are considered high-yield or "junk" securities. High-yield, high risk securities are subject to greater market fluctuations and risk of loss than securities with higher investment ratings. The value of these securities will decline significantly with increases in interest rates, not only because increases in rates generally decrease values, but also because increased rates may indicate an economic slowdown. An economic slowdown, or a reduction in an issuer's creditworthiness, may result in the issuer being unable to maintain earnings at a level sufficient to maintain interest and principal payments.

High-yield or "junk" bonds, the generic names for bonds rated below "BBB-" by Standard & Poor's or below "Baa3" by Moody's, are frequently issued by corporations in the growth stage of their development or by established companies who are highly leveraged or whose operations or industries are depressed. Obligations rated below "BBB-" should be considered speculative as these ratings indicate a quality of less than investment grade. Because high-yield bonds are generally subordinated obligations and are perceived by investors to be riskier than higher rated bonds, their prices tend to fluctuate more than higher rated bonds and are affected by short-term credit developments to a greater degree.

Closed End Funds. Certain Trusts may contain common stocks issued by closed-end investment companies. Closed-End Funds are actively managed investment companies which invest in various types of securities. Closed-End Funds issue shares of common stock that are traded on a securities exchange. Closed-End Funds are subject to various risks, including management's ability to meet the Closed-End Fund's investment objective, and to manage the Closed-End Fund portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors' perceptions regarding Closed-End Funds or their underlying investments change.

Shares of Closed-End Funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of Closed-End Fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

Certain of the Closed-End Funds included in certain Trusts may employ the use of leverage in their portfolios through the issuance of preferred stock. While leverage often serves to increase the yield of a Closed-End Fund, this leverage also subjects the Closed-End Fund to increased risks, including the likelihood of increased volatility and the possibility that the Closed-End Fund's common share income will fall if the dividend rate on the preferred shares or the interest rate on any borrowings rises.

Real Estate Investment Trusts. Certain Trusts may contain securities issued by Real Estate Investment Trusts ("REITs"). REITs are financial vehicles that pool investors' capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The value of the REITs and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owner to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs.

Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Trusts. In addition, litigation regarding any of the issuers of the Securities, or of the industries represented by such issuers may negatively impact the share prices of these Securities. We cannot predict what impact any pending or proposed legislation or pending or threatened litigation will have on the share prices of the Securities.

Foreign Stocks. Certain of the Securities in certain of the Trusts may be issued by foreign companies, which makes the Trusts subject to more risks than if they invested solely in domestic common stocks. These Securities are either directly listed on a U.S. securities exchange or are in the form of American Depositary Receipts ("ADRs") which are listed on a U.S. securities exchange. Risks of foreign common stocks include higher brokerage costs; different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluations, blockages or transfer restrictions; restrictions on foreign investments and exchange of securities; inadequate financial information; and lack of liquidity of certain foreign markets.

                      Public Offering

The Public Offering Price.

You may buy Units at the Public Offering Price, the per Unit price of which is comprised of the following:

- The aggregate offering side evaluation of the Treasury Obligations;

- The aggregate underlying value of the Securities (except the Treasury Obligations);

- The amount of any cash in the Income and Capital Accounts;

- Dividends receivable on Securities; and

- The total sales charge.

The price you pay for your Units will differ from the amount stated under "Summary of Essential Information" in Part One due to various factors, including fluctuations in the prices of the Securities and changes in the value of the Income and/or Capital Accounts.

Although you are not required to pay for your Units until three business days following your order (the "date of settlement"), you may pay before then. You will become the owner of Units ("Record Owner") on the date of settlement if payment has been received. If you pay for your Units before the date of settlement, we may use your payment during this time and it may be considered a benefit to us, subject to the limitations of the Securities Exchange Act of 1934.

Sales Charges.

The sales charge you will pay will consist of a one-time initial sales charge as listed in Part One for each Trust. See Part Three "Public Offering" for additional information for each Trust.

Investors purchasing Units through registered broker/ dealers who charge periodic fees in lieu of commissions or who charge for financial planning, investment advisory or asset management services or provide these or comparable services as part of an investment account where a comprehensive "wrap fee" or similar charge is imposed ("Fee Accounts") will purchase such Units at the Public Offering Price less the applicable dealer concession. Certain Fee Accounts Unit holders may be assessed transaction or other account fees on the purchase and/or redemption of such Units by their broker/dealer or other processing organizations for providing certain transaction or account activities. We reserve the right to limit or deny purchases of Units not subject to a sales charge by investors whose frequent trading activity we determine to be detrimental to a Trust.

The Value of the Securities.

The Evaluator will determine the aggregate underlying value of the Securities in a Trust as of the Evaluation Time on each business day and will adjust the Public Offering Price of the Units according to this valuation. This Public Offering Price will be effective for all orders received before the Evaluation Time on each such day. If we or the Trustee receive orders for purchases, sales or redemptions after that time, or on a day which is not a business day, they will be held until the next determination of price. The term "business day" as used in this prospectus will exclude Saturdays, Sundays and certain national holidays on which the NYSE is closed.

The aggregate underlying value of the Treasury Obligations will be determined on the basis of current offering prices.

The aggregate underlying value of the Securities (except the Treasury Obligations) in a Trust will be determined as follows: if the Securities are listed on a securities exchange or The Nasdaq Stock Market, their value is generally based on the closing sale prices on that exchange or system (unless it is determined that these prices are not appropriate as a basis for valuation). For purposes of valuing Securities traded on the Nasdaq Stock Market, closing sale price shall mean the Nasdaq Official Closing Price ("NOCP") as determined by Nasdaq. However, if there is no closing sale price on that exchange or system, they are valued based on the closing bid prices. If the Securities are not so listed, or, if so listed and the principal market for them is other than on that exchange or system, their value will generally be based on the current bid prices on the over-the-counter market (unless it is determined that these prices are not appropriate as a basis for valuation). If current bid prices are unavailable, the valuation is generally determined:

a) On the basis of current bid prices for comparable securities;

b) By appraising the value of the Securities on the bid side of the market; or

c) By any combination of the above.

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

The Sponsor compensates intermediaries, such as broker/dealers and banks, for their activities that are intended to result in sales of Units of the Trusts. This compensation includes dealer concessions described in the following section and may include additional concessions and other compensation and benefits to broker/dealers and other intermediaries.

Dealer Concessions.

Dealers will receive concessions on the sale of Units in the amounts set forth in Part Three of this prospectus. We reserve the right to change the amount of concessions or agency commissions from time to time. Certain commercial banks may be making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by these customers is kept by or given to the banks in the amounts shown above.

Other Compensation and Benefits to Broker/Dealers.

The Sponsor, at its own expense and out of its own profits, currently provides additional compensation and benefits to broker/dealers who sell shares of Units of this Trust and other First Trust products. This compensation is intended to result in additional sales of First Trust products and/or compensate broker/dealers and financial advisors for past sales. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, but are not limited to, the level or type of services provided by the intermediary, the level or expected level of sales of First Trust products by the intermediary or its agents, the placing of First Trust products on a preferred or recommended product list, access to an intermediary's personnel, and other factors. The Sponsor makes these payments for marketing, promotional or related expenses, including, but not limited to, expenses of entertaining retail customers and financial advisers, advertising, sponsorship of events or seminars, obtaining information about the breakdown of unit sales among an intermediary's representatives or offices, obtaining shelf space in broker/dealer firms and similar activities designed to promote the sale of the Sponsor's products. The Sponsor makes such payments to a substantial majority of intermediaries that sell First Trust products. The Sponsor may also make certain payments to, or on behalf of, intermediaries to defray a portion of their costs incurred for the purpose of facilitating Unit sales, such as the costs of developing trading or purchasing trading systems to process Unit trades. Payments of such additional compensation, some of which may be characterized as "revenue sharing," may create an incentive for financial intermediaries and their agents to sell or recommend a First Trust product, including the Trust, over products offered by other sponsors or fund companies. These arrangements will not change the price you pay for your Units.

Advertising and Investment Comparisons.

Advertising materials regarding a Trust may discuss several topics, including: developing a long-term financial plan; working with your financial professional; the nature and risks of various investment strategies and unit investment trusts that could help you reach your financial goals; the importance of discipline; how a Trust operates; how securities are selected; various unit investment trust features such as convenience and costs; and options available for certain types of unit investment trusts. These materials may include descriptions of the principal businesses of the companies represented in each Trust, research analysis of why they were selected and information relating to the qualifications of the persons or entities providing the research analysis. In addition, they may include research opinions on the economy and industry sectors included and a list of investment products generally appropriate for pursuing those recommendations.

From time to time we may compare the estimated returns of the Trusts (which may show performance net of the expenses and charges the Trusts would have incurred) and returns over specified periods of other similar trusts we sponsor in our advertising and sales materials, with (1) returns on other taxable investments such as the common stocks comprising various market indexes, corporate or U.S. Government bonds, bank CDs and money market accounts or funds, (2) performance data from Morningstar Publications, Inc. or (3) information from publications such as Money, The New York Times, U.S. News and World Report, BusinessWeek, Forbes or Fortune. The investment characteristics of each Trust differ from other comparative investments. You should not assume that these performance comparisons will be representative of a Trust's future performance. We may also, from time to time, use advertising which classifies trusts or portfolio securities according to capitalization and/or investment style.

                   The Sponsor's Profits

We will receive a gross sales commission equal to the maximum sales charge per Unit of a Trust less any reduced sales charge as stated in Part Three of this prospectus. In maintaining a market for the Units, any difference between the price at which we purchase Units and the price at which we sell or redeem them will be a profit or loss to us.

                   The Secondary Market

Although not obligated, we intend to maintain a market for the Units and continuously offer to purchase Units at prices based on the Redemption Price per Unit.

We will pay all expenses to maintain a secondary market, except the Evaluator fees, Trustee costs to transfer and record the ownership of Units and costs incurred in annually updating each Trust's registration statement. We may discontinue purchases of Units at any time. IF YOU WISH TO DISPOSE OF YOUR UNITS, YOU SHOULD ASK US FOR THE CURRENT MARKET PRICES BEFORE MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE.

                   How We Purchase Units

The Trustee will notify us of any tender of Units for redemption. If our bid at that time is equal to or greater than the Redemption Price per Unit, we may purchase the Units. You will receive your proceeds from the sale no later than if they were redeemed by the Trustee. We may tender Units that we hold to the Trustee for redemption as any other Units. If we elect not to purchase Units, the Trustee may sell tendered Units in the over-the-counter market, if any. However, the amount you will receive is the same as you would have received on redemption of the Units.

                   Expenses and Charges

The estimated annual expenses of each Trust are set forth under "Summary of Essential Information" in Part One of this prospectus. If actual expenses of a Trust exceed the estimate, that Trust will bear the excess, other than for excess annual audit costs. The Trustee will pay operating expenses of a Trust from the Income Account of such Trust if funds are available, and then from the Capital Account. The Income and Capital Accounts are noninterest-bearing to Unit holders, so the Trustee may earn interest on these funds, thus benefiting from their use.

First Trust Advisors L.P., an affiliate of ours, acts as Portfolio Supervisor and Evaluator and will be compensated for providing portfolio supervisory services and evaluation services as well as bookkeeping and other administrative services to the Trusts. In providing portfolio supervisory services, the Portfolio Supervisor may purchase research services from a number of sources, which may include underwriters or dealers of the Trusts. As Sponsor, we will receive brokerage fees when the Trusts use us (or an affiliate of ours) as agent in buying or selling Securities. Legal and regulatory filing fees and expenses associated with updating a Trust's registration statement yearly are also chargeable to the Trusts. For certain Trusts, Securities Evaluation Service, Inc. acts as Evaluator, and will receive a fee as set forth under "Summary of Essential Information" in Part One of this prospectus.

The fees payable to First Trust Advisors L.P., Securities Evaluation Service, Inc. and the Trustee are based on the largest aggregate number of Units of a Trust outstanding at any time during the calendar year. These fees may be adjusted for inflation without Unit holders' approval, but in no case will the annual fees paid to us or our affiliates for providing services to all unit investment trusts be more than the actual cost of providing such services in such year.

For certain Trusts, as set forth in the "Summary of Essential Information" appearing in Part One for such Trusts, expenses incurred in establishing such Trusts, including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee and any other out-of-pocket expenses, have been paid by the Trust and are being charged off over a period not to exceed five years from such Trust's Initial Date of Deposit, or over a period not to exceed the life of the Trust, if shorter than five years.

In addition to a Trust's operating expenses and those fees described above, each Trust may also incur the following charges:

- License fees payable by a Trust for the use of certain trademarks and trade names associated with such Trust, if any;

- All legal and annual auditing expenses of the Trustee according to its responsibilities under the Indenture;

- The expenses and costs incurred by the Trustee to protect a Trust and your rights and interests;

- Fees for any extraordinary services the Trustee performed under the Indenture;

- Payment for any loss, liability or expense the Trustee incurred without negligence, bad faith or willful misconduct on its part, in connection with its acceptance or administration of a Trust;

- Payment for any loss, liability or expenses we incurred without negligence, bad faith or willful misconduct in acting as Depositor of a Trust;

- Foreign custodial and transaction fees, if any; and/or

- All taxes and other government charges imposed upon the Securities or any part of a Trust.

The above expenses and the Trustee's annual fee are secured by a lien on the Trusts. Since the dividend income is unpredictable, we cannot guarantee that dividends will be sufficient to meet any or all expenses of the Trusts. If there is not enough cash in the Income or Capital Account, the Trustee has the power to sell Securities in a Trust to make cash available to pay these charges which may result in capital gains or losses to you. See "Tax Status." However, for certain Trusts, Treasury Obligations will not be sold to pay expenses unless their sale will not reduce the per Unit termination value below $10.

Each Trust will be audited annually, so long as we are making a secondary market for Units. We will bear the cost of these annual audits to the extent the costs exceed $0.0050 per Unit. Otherwise, each Trust will pay for the audit. You may request a copy of the audited financial statements from the Trustee.

                        Tax Status

Federal Tax Matters

This section summarizes some of the main U.S. federal income tax consequences of owning Units of a Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Sponsor. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Trusts. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Grantor Trusts

The following discussion applies to each Trust except a REIT Series.

Assets of the Trusts.

Each Trust is expected to hold one or more of the following: (i) shares of stock in corporations (the "Stocks") that are treated as equity for federal income tax purposes, (ii) equity interests (the "REIT Shares") in real estate investment trusts ("REITs") that constitute interests in entities treated as real estate investment trusts for federal income tax purposes, (iii) Trust Preferred Securities and debt obligations of corporations and Treasury Obligations (collectively, the "Debt Obligations") that are treated as debt for federal income tax purposes; and/or (iv) shares (the "RIC Shares") in funds qualifying as regulated investment companies ("RICs") that are treated as interests in regulated investment companies for federal income tax purposes.

It is possible that a Trust will also hold other assets, including assets that are treated differently for federal income tax purposes from those described above, in which case you will have federal income tax consequences different from or in addition to those described in this section. All of the assets held by a Trust constitute the "Trust Assets." Neither our counsel nor we have analyzed the proper federal income tax treatment of the Trust Assets and thus neither our counsel nor we have reached a conclusion regarding the federal income tax treatment of the Trust Assets.

Trust Status.

Except if indicated otherwise in Part Three of this prospectus, if the Trust is at all times operated in accordance with the documents establishing the Trust and certain requirements of federal income tax law are met, the Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Trust Assets, and as such you will be considered to have received a pro rata share of income (e.g., dividends, interest, accruals of original issue discount and market discount, and capital gains, if any) from each Trust Asset when such income would be considered to be received by you if you directly owned the Trust Assets. This is true even if you elect to have your distributions reinvested into additional Units. In addition, the income from Trust Assets that you must take into account for federal income tax purposes is not reduced by amounts used to pay sales charges or Trust expenses.

Your Tax Basis and Income or Loss upon Disposition.

If your Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, including sales charges, among the Trust Assets ratably according to their values on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits, or in the case of accruals of original issue discount, market discount, premium and accrued interest with regard to the Debt Obligations, or in the case of certain distributions with respect to REIT Shares that represent a return of capital, as discussed below).

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2009. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the

10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code, however, treats certain capital gains as ordinary income in special situations. Capital gain received from assets held for more than one year that is considered "unrecaptured section 1250 gain" (which may be the case, for example, with some capital gains attributable to the REIT Shares) is taxed at a maximum stated tax rate of 25%. In the case of capital gains dividends, the determination of which portion of the capital gains dividend, if any, is subject to the 25% tax rate, will be made based on rules prescribed by the United States Treasury.

Dividends from Stocks.

Certain dividends received with respect to the Stocks may qualify to be taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied. These special rules relating to the taxation of dividends at capital gains rates generally apply to taxable years beginning before January 1, 2009.

Dividends from RIC Shares and REIT Shares.

Some dividends on the REIT Shares or the RIC Shares may be designated as "capital gain dividends," generally taxable to you as long-term capital gains. Some dividends on the RIC Shares may qualify as "exempt interest dividends," which generally are excluded from your gross income for federal income tax purposes. Some or all of the exempt-interest dividends, however may be taken into account in determining your alternative minimum tax, and may have other tax consequences (e.g., they may affect the amount of your social security benefits that are taxed). Other dividends on the REIT Shares or the RIC Shares will generally be taxable to you as ordinary income. Certain ordinary income dividends from a RIC may qualify to be taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the RIC itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2009. Regulated investment companies are required to provide notice to their shareholders of the amount of any distribution that may be taken into account as a dividend that is eligible for the capital gains tax rates. In limited circumstances, some of the ordinary income dividends from a REIT may also qualify to be taxed at the same rates that apply to net capital gains. If you hold a Unit for six months or less or if your Trust holds a RIC Share or REIT Share for six months or less, any loss incurred by you related to the disposition of such RIC Share or REIT Share will be disallowed to the extent of the exempt-interest dividends you received. To the extent, if any, it is not disallowed, it will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to have been received) with respect to such RIC Share or REIT Share. Distributions of income or capital gains declared on the REIT Shares or the RIC Shares in October, November or December will be deemed to have been paid to you on December 31 of the year they are declared, even when paid by the REIT or the RIC during the following January.

Dividends Received Deduction.

A corporation that owns Units will generally not be entitled to the dividends received deduction with respect to many dividends received by your Trust, because the dividends received deduction is generally not available for dividends from most foreign corporations or from REITs or RICs. However, certain dividends on the RIC Shares that are attributable to dividends received by the RIC itself from certain domestic corporations may be designated by the RIC as being eligible for the dividends received deduction. Because the Debt Obligations are treated as debt (not equity) for federal income tax purposes, distributions from the Debt Obligations are not eligible for the dividends received deduction.

Discount, Accrued Interest and Premium on Debt Obligations.

Some Debt Obligations may have been issued with original issue discount. This generally means that the Debt Obligations were originally issued at a price below their face (or par) value. Original issue discount accrues on a daily basis and generally is treated as interest income for federal income tax purposes. Your basis of each Debt Obligation that was issued with original issue discount must be increased as original issue discount accrues.

Some of the Debt Obligations may give their issuers a right to defer payments on the Debt Obligations. Such Debt Obligations are subject to special treatment under the original issue discount rules. Among other things, this treatment may result in you being required to recognize income for federal income tax purposes in a particular year with respect to a Debt Obligation even though the actual cash payments on the Debt Obligation have been deferred to a later year.

Some Debt Obligations may have been purchased by you or your Trust at a market discount. Market discount is generally the excess of the stated redemption price at maturity for the Debt Obligation over the purchase price of the Debt Obligation. Market discount can arise based on the price your Trust pays for a Debt Obligation or based on the price you pay for your Units. Market discount is taxed as ordinary income. You will recognize this income when your Trust receives principal payments on the Debt Obligation, when the Debt Obligation is disposed of or redeemed, or when you sell or redeem your Units. Alternatively, you may elect to include market discount in taxable income as it accrues. Whether or not you make this election will affect how you calculate your basis and the timing of certain interest expense deductions. Stripped U.S. Treasury Obligations are subject to the original issue discount rules, rather than being treated as having market discount.

Some Debt Obligations may have been purchased by you or your Trust at a premium. Generally, if the tax basis of your pro rata portion of any Debt Obligation, generally including sales charges, exceeds the amount payable at maturity, such excess is considered premium. You may elect to amortize premium. If you make this election, you may reduce your interest income received on the Debt Obligation by the amount of the premium that is amortized and your tax basis will be reduced.

If the price of your Units includes accrued interest on a Debt
Obligation, you must include the accrued interest in your tax basis in that Debt Obligation. When your Trust receives this accrued interest, you must treat it as a return of capital and reduce your tax basis in the Debt Obligation.

This discussion provides only the general rules with respect to the tax treatment of original issue discount, market discount and premium. The rules, however, are complex and special rules apply in certain circumstances. For example, the accrual of market discount or premium may differ from the discussion set forth above in the case of Debt Obligations that were issued with original issue discount.

In-Kind Distributions.

Under certain circumstances as described in this prospectus, you may request an In-Kind Distribution of Trust Assets when you redeem your Units or at your Trust's termination. By electing to receive an In-Kind Distribution, you will receive Trust Assets plus, possibly, cash. You will not recognize gain or loss if you only receive whole Trust Assets in exchange for the identical amount of your pro rata portion of the same Trust Assets held by your Trust. However, if you also receive cash in exchange for a Trust Asset or a fractional portion of a Trust Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such Trust Asset or fractional portion.

Limitations on the Deductibility of Trust Expenses.

Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

Because some of the RICs pay exempt-interest dividends, which are treated as tax-exempt interest for federal income tax purposes, you will not be able to deduct some of your share of the Trust expenses. In addition, you will not be able to deduct some of your interest expense for debt that you incur or continue to purchase or carry your Units.

Foreign, State and Local Taxes.

Distributions by your Trust that are treated as U.S. source income
(e.g., dividends received on Stocks of domestic corporations) will generally be subject to U.S. income taxation and withholding in the case of Units held by nonresident alien individuals, foreign corporations or other non-U.S. persons, subject to any applicable treaty. If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you may not be subject to U.S. federal income taxes, including withholding taxes, on some or all of the income from your Trust or on any gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes. You should also consult your tax advisor with respect to other U.S. tax withholding and reporting requirements.

Some distributions by your Trust may be subject to foreign withholding taxes. Any income withheld will still be treated as income to you. Under the grantor trust rules, you are considered to have paid directly your share of any foreign taxes that are paid. Therefore, for U.S. tax purposes, you may be entitled to a foreign tax credit or deduction for those foreign taxes.

Under certain circumstances, a RIC may elect to pass through to its shareholders certain foreign taxes paid by the RIC. If the RIC makes this election with respect to RIC Shares, you must include in your income for federal income tax purposes your portion of such taxes and you may be entitled to a credit or deduction for such taxes.

Based on the advice of Emmet, Marvin & Martin, LLP, special counsel to the Trusts for New York tax matters, under the existing income tax laws of the State and City of New York, your Trust will not be taxed as a corporation, and the income of your Trust will be treated as the income of the Unit holders in the same manner as for federal income tax purposes. You should consult your tax advisor regarding potential foreign, state or local taxation with respect to your Unit.

Regulated Investment Company

The following discussion applies only to a REIT Series.

Trust Status.

Each Trust intends to qualify as a "regulated investment company" under the federal tax laws. If the Trust qualifies as a regulated investment company and distributes its income as required by the tax law, the Trust generally will not pay federal income taxes.

Distributions.

Trust distributions are generally taxable. After the end of each year, you will receive a tax statement that separates your Trust's distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Trust may be taxed at the capital gains tax rates. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how
long you have owned your shares.   To determine your actual tax
liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Trusts may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from your Trust is not affected by whether you reinvest your distributions in additional shares or receive them in cash. The income from your Trust that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Dividends Received Deduction.

A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Trusts because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Trusts from certain corporations may be designated by a Trust as being eligible for the dividends received deduction.

Sale or Redemption of Shares.

If you sell or redeem your shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your shares from the amount you receive in the transaction. Your tax basis in your shares is generally equal to the cost of your shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your shares.

Capital Gains and Losses and Certain Ordinary Income Dividends.

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These new capital gains rates are generally effective for taxable years beginning before January 1, 2009. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your shares to determine your holding period. However, if you receive a capital gain dividend from your Trust and sell your share at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from regulated investment companies such as the Trusts are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the

Trust itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2009. The Trusts will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

In-Kind Distributions.

Under certain circumstances, as described in this prospectus, you may receive an in-kind distribution of Trust securities when you redeem shares or when your Trust terminates. This distribution is subject to taxation and you will recognize gain or loss, generally based on the value at that time of the securities and the amount of cash received.

Deductibility of Trust Expenses.

Expenses incurred and deducted by your Trust will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Trust expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.

Foreign Tax Credit.

If your Trust invests in any foreign securities, the tax statement that you receive may include an item showing foreign taxes your Trust paid to other countries. In this case, dividends taxed to you will include your share of the taxes your Trust paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

                     Retirement Plans

You may purchase Units of the Trusts for:

- Individual Retirement Accounts;

- Keogh Plans;

- Pension funds; and

- Other tax-deferred retirement plans.

Generally, the federal income tax on capital gains and income received in each of the above plans is deferred until you receive distributions. These distributions are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Before participating in a plan like this, you should review the tax laws regarding these plans and consult your attorney or tax advisor. Brokerage firms and other financial institutions offer these plans with varying fees and charges.

                  Rights of Unit Holders

Unit Ownership.

The Trustee will treat as Record Owner of Units persons registered as such on its books. It is your responsibility to notify the Trustee when you become Record Owner, but normally your broker/dealer provides this notice. You may elect to hold your Units in either certificated or uncertificated form.

Certificated Units. When you purchase your Units you can request that they be evidenced by certificates, which will be delivered shortly after your order. Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof. You can transfer or redeem your certificated Units by endorsing and surrendering the certificate to the Trustee, along with a written instrument of transfer. You must sign your name exactly as it appears on the face of the certificate with your signature guaranteed by an eligible institution. In certain cases the Trustee may require additional documentation before they will transfer or redeem your Units.

You may be required to pay a nominal fee to the Trustee for each certificate reissued or transferred, and to pay any government charge that may be imposed for each transfer or exchange. If a certificate gets lost, stolen or destroyed, you may be required to furnish indemnity to the Trustee to receive replacement certificates. You must surrender mutilated certificates to the Trustee for replacement.

Uncertificated Units. You may also choose to hold your Units in uncertificated form. If you choose this option, the Trustee will establish an account for you and credit your account with the number of Units you purchase. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee will send you:

- A written initial transaction statement containing a description of the Trust;

- A list of the number of Units issued or transferred;

- Your name, address and Taxpayer Identification Number ("TIN");

- A notation of any liens or restrictions of the issuer and any adverse claims; and

- The date the transfer was registered.

Uncertificated Units may be transferred the same way as certificated Units, except that no certificate needs to be presented to the Trustee. Also, no certificate will be issued when the transfer takes place unless you request it. You may at any time request that the Trustee issue certificates for your Units.

Unit Holder Reports.

In connection with each distribution, the Trustee will provide you with a statement detailing the per Unit amount of income (if any) distributed. After the end of each calendar year, the Trustee will provide you with the following information:

- A summary of transactions in your Trust for the year;

- A list of any Securities sold during the year and the Securities held at the end of that year by your Trust;

- The Redemption Price per Unit, computed on the 31st day of December of such year (or the last business day before); and

- Amounts of income and capital distributed during the year.

You may request from the Trustee copies of the evaluations of the Securities as prepared by the Evaluator to enable you to comply with federal and state tax reporting requirements.

             Income and Capital Distributions

You will begin receiving distributions on your Units only after you become a Record Owner. The Trustee will credit dividends received on a Trust's Securities to the Income Account of such Trust. All other receipts, such as return of capital, are credited to the Capital Account of such Trust.

The Trustee will distribute any net income in the Income Account on or near the Income Distribution Dates to Unit holders of record on the preceding Income Distribution Record Date. See "Summary of Essential Information" in Part One of this prospectus. No income distribution will be paid if accrued expenses of a Trust exceed amounts in the Income Account on the Income Distribution Dates. Distribution amounts will vary with changes in a Trust's fees and expenses, in dividends received and with the sale of Securities. The Trustee will distribute amounts in the Capital Account, net of amounts designated to meet redemptions or pay expenses on the last day of each month to Unit holders of record on the fifteenth day of each month provided the amount equals at least $1.00 per 100 Units ($1.00 per 1,000 Units if the Initial Public Offering
Price was approximately $1.00 per Unit). If the Trustee does not have your TIN, it is required to withhold a certain percentage of your distribution and deliver such amount to the Internal Revenue Service ("IRS"). You may recover this amount by giving your TIN to the Trustee, or when you file a tax return. However, you should check your statements to make sure the Trustee has your TIN to avoid this "back-up withholding."

Within a reasonable time after a Trust is terminated, you will receive the pro rata share of the money from the sale of the Securities.
However, if you are eligible, you may elect to receive an In-Kind
Distribution as described under "Amending or Terminating the Indenture." You will receive a pro rata share of any other assets remaining in your Trust after deducting any unpaid expenses.

The Trustee may establish reserves (the "Reserve Account") within a Trust to cover anticipated state and local taxes or any governmental charges to be paid out of such Trust.

Distribution Reinvestment Option. If applicable, you may elect to have each distribution of income and/or capital (or principal and interest) reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states.PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.See Part Three of this prospectus to determine whether the distribution reinvestment option is available for a particular Trust.

                   Redeeming Your Units

You may redeem all or a portion of your Units at any time by sending the certificates representing the Units you want to redeem to the Trustee at its unit investment trust office. If your Units are uncertificated, you need only deliver a request for redemption to the Trustee. In either case, the certificates or the redemption request must be properly endorsed with proper instruments of transfer and signature guarantees as explained in "Rights of Unit Holders-Unit Ownership" (or by providing satisfactory indemnity if the certificates were lost, stolen, or destroyed). No redemption fee will be charged, but you are responsible for any governmental charges that apply. Certain broker/dealers may charge a transaction fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such transaction fees. Three business days after the day you tender your Units (the "Date of Tender") you will receive cash in an amount for each Unit equal to the Redemption Price per Unit calculated at the Evaluation Time on the Date of Tender.

The Date of Tender is considered to be the date on which the Trustee receives your certificates or redemption request (if such day is a day the NYSE is open for trading). However, if your certificates or redemption request are received after 4:00 p.m. Eastern time (or after any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time), the Date of Tender is the next day the NYSE is open for trading.

Any amounts paid on redemption representing income will be withdrawn from the Income Account if funds are available for that purpose, or from the Capital Account. All other amounts paid on redemption will be taken from the Capital Account. The IRS will require the Trustee to withhold a portion of your redemption proceeds if it does not have your TIN, as generally discussed under "Income and Capital Distributions."

For certain Trusts, if you tender at least the minimum number of Units specified in "Summary of Essential Information" in Part One of this prospectus, rather than receiving cash, you may elect to receive an In-Kind Distribution in an amount equal to the Redemption Price per Unit by making this request in writing to the Trustee at the time of tender. However, to be eligible to participate in the In-Kind Distribution at redemption, Fee Accounts Unit holders must have held their Units for at least one month. No In-Kind Distribution requests submitted during the 14 business days prior to a Trust's Mandatory Termination Date will be honored. Where possible, the Trustee will make an In-Kind Distribution by distributing each of the Securities in book-entry form to your bank or broker/dealer account at the Depository Trust Company. The Trustee will subtract any customary transfer and registration charges from your In-Kind Distribution. As a tendering Unit holder, you will receive your pro rata number of whole shares of the Securities that make up the portfolio, and cash from the Capital Account equal to the fractional shares to which you are entitled.

The Trustee may sell Securities to make funds available for redemption. If Securities are sold, the size and diversification of a Trust will be reduced. These sales may result in lower prices than if the Securities were sold at a different time.

Your right to redeem Units (and therefore, your right to receive payment) may be delayed:

- If the NYSE is closed (other than customary weekend and holiday closings);

- If the SEC determines that trading on the NYSE is restricted or that an emergency exists making sale or evaluation of the Securities not reasonably practical; or

- For any other period permitted by SEC order.

The Trustee is not liable to any person for any loss or damage which may result from such a suspension or postponement.

The Redemption Price.

The Redemption Price per Unit is determined by the Trustee by:

adding

1. cash in the Income and Capital Accounts of a Trust not designated to purchase Securities;

2. the aggregate value of the Securities held in a Trust; and

3. dividends receivable on the Securities trading ex-dividend as of the date of computation; and

deducting

1. any applicable taxes or governmental charges that need to be paid out of a Trust;

2. any amounts owed to the Trustee for its advances;

3. estimated accrued expenses of a Trust, if any;

4. cash held for distribution to Unit holders of record of a Trust as of the business day before the evaluation being made;

5. liquidation costs for foreign Securities, if any; and

6. other liabilities incurred by a Trust; and

dividing

1. the result by the number of outstanding Units of a Trust.

             Removing Securities from a Trust

The portfolios of the Trusts are not managed. However, we may, but are not required to, direct the Trustee to dispose of a Security in certain limited circumstances, including situations in which:

- The issuer of the Security defaults in the payment of a declared dividend;

- Any action or proceeding prevents the payment of dividends;

- There is any legal question or impediment affecting the Security;

- The issuer of the Security has breached a covenant which would affect the payment of dividends, the issuer's credit standing, or otherwise damage the sound investment character of the Security;

- The issuer has defaulted on the payment of any other of its outstanding obligations;

- There has been a public tender offer made for a Security or a merger or acquisition is announced affecting a Security, and that in our opinion the sale or tender of the Security is in the best interest of Unit holders;

- The sale of Securities is necessary or advisable in order to maintain the qualification of a Trust as a "regulated investment company" in the case of a Trust which has elected to qualify as such; or

- The price of the Security has declined to such an extent, or such other credit factors exist, that in our opinion keeping the Security would be harmful to a Trust.

A Trust may not acquire any securities or other property other than the Securities. The Trustee, on behalf of the Trusts, will reject any offer for new or exchanged securities or property in exchange for a Security, such as those acquired in a merger or other transaction. If such exchanged securities or property are nevertheless acquired by a Trust, at our instruction, they will either be sold or held in such Trust. In making the determination as to whether to sell or hold the exchanged securities or property we may get advice from the Portfolio Supervisor. Any proceeds received from the sale of Securities, exchanged securities or property will be credited to the Capital Account for distribution to Unit holders or to meet redemption requests. The Trustee may retain and pay us or an affiliate of ours to act as agent for a Trust to facilitate selling Securities, exchanged securities or property from the Trusts. If we or our affiliate act in this capacity, we will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

The Trustee may sell Securities designated by us or, absent our direction, at its own discretion, in order to meet redemption requests or pay expenses. In designating Securities to be sold, we will try to maintain the proportionate relationship among the Securities. If this is not possible, the composition and diversification of a Trust may be changed. To get the best price for a Trust we may specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. We may consider sales of units of unit investment trusts which we sponsor when we make recommendations to the Trustee as to which broker/dealers they select to execute a Trust's portfolio transactions, or when acting as agent for a Trust in acquiring or selling Securities on behalf of the Trusts.

           Amending or Terminating the Indenture

Amendments. The Indenture may be amended by us and the Trustee without your consent:

- To cure ambiguities;

- To correct or supplement any defective or inconsistent provision;

- To make any amendment required by any governmental agency; or

- To make other changes determined not to be materially adverse to your best interests (as determined by us and the Trustee).

Termination. As provided by the Indenture, the Trusts will terminate on the Mandatory Termination Date as stated in the "Summary of Essential Information" in Part One for each Trust. The Trusts may be terminated earlier:

- Upon the consent of 100% of the Unit holders of a Trust;

- If the value of the Securities owned by a Trust as shown by any evaluation is less than the lower of $2,000,000 or 20% of the total value of Securities deposited in such Trust during the initial offering period ("Discretionary Liquidation Amount"); or

- In the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by underwriters, including the Sponsor.

Prior to termination, the Trustee will send written notice to registered account holders which will specify how certificates, if any, should be tendered to the Trustee. For various reasons, a Trust may be reduced below the Discretionary Liquidation Amount and could therefore be terminated before the Mandatory Termination Date.

Unless terminated earlier, the Trustee will begin to sell Securities in connection with the termination of a Trust during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date. We will determine the manner and timing of the sale of Securities. Because the Trustee must sell the Securities within a relatively short period of time, the sale of Securities as part of the termination process may result in a lower sales price than might otherwise be realized if such sale were not required at this time.

If you qualify for an In-Kind Distribution, the Trustee will send the registered account holders a form at least 30 days prior to the Mandatory Termination Date which will enable you to receive an In-Kind Distribution (reduced by customary transfer and registration charges and subject to any additional restrictions imposed on Fee Accounts Units by "wrap fee" plans) rather than the typical cash distribution. See "Tax Status" for additional information. You must notify the Trustee at least 15 business days prior to the Mandatory Termination Date if you elect this In-Kind Distribution option. If you do not elect to participate in the In-Kind Distribution option, you will receive a cash distribution from the sale of the remaining Securities, along with your interest in the Income and Capital Accounts, within a reasonable time after such Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from the Trusts any accrued costs, expenses, advances or indemnities provided for by the Indenture, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to pay any taxes or other governmental charges.

     Information on the Sponsor, Trustee and Evaluator

The Sponsor.

We, First Trust Portfolios L.P., specialize in the underwriting, trading and wholesale distribution of unit investment trusts under the "First Trust" brand name and other securities. An Illinois limited partnership formed in 1991, we act as Sponsor for successive series of:

- The First Trust Combined Series

- FT Series (formerly known as The First Trust Special Situations Trust)

- The First Trust Insured Corporate Trust

- The First Trust of Insured Municipal Bonds

- The First Trust GNMA

First Trust introduced the first insured unit investment trust in 1974. To date we have deposited more than $70 billion in First Trust unit investment trusts. Our employees include a team of professionals with many years of experience in the unit investment trust industry.

We are a member of the NASD and Securities Investor Protection
Corporation. Our principal offices are at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number (630) 241-4141. As of December 31, 2005, the total consolidated partners' capital of First Trust Portfolios L.P. and subsidiaries was $37,849,711 (audited).

This information refers only to us and not to the Trusts or to any series of the Trusts or to any other dealer. We are including this information only to inform you of our financial responsibility and our ability to carry out our contractual obligations. We will provide more detailed financial information on request.

Code of Ethics. The Sponsor and the Trusts have adopted a code of ethics requiring the Sponsor's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trusts.

The Trustee.

The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286, telephone (800) 813-3074. If you have questions regarding your account or your Trust, please contact the Trustee at its unit investment trust division offices or your financial adviser. The Sponsor does not have access to individual account information. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

The Trustee has not participated in selecting the Securities for the Trusts; it only provides administrative services.

Limitations of Liabilities of Sponsor and Trustee.

Neither we nor the Trustee will be liable for taking any action or for not taking any action in good faith according to the Indenture. We will also not be accountable for errors in judgment. We will only be liable for our own willful misfeasance, bad faith, gross negligence (ordinary negligence in the Trustee's case) or reckless disregard of our obligations and duties. The Trustee is not liable for any loss or depreciation when the Securities are sold. If we fail to act under the Indenture, the Trustee may do so, and the Trustee will not be liable for any action it takes in good faith under the Indenture.

The Trustee will not be liable for any taxes or other governmental charges or interest on the Securities which the Trustee may be required to pay under any present or future law of the United States or of any other taxing authority with jurisdiction. Also, the Indenture states other provisions regarding the liability of the Trustee.

If we do not perform any of our duties under the Indenture or are not able to act or become bankrupt, or if our affairs are taken over by public authorities, then the Trustee may:

- Appoint a successor sponsor, paying them a reasonable rate not more than that stated by the SEC;

- Terminate the Indenture and liquidate the Trusts; or

- Continue to act as Trustee without terminating the Indenture.

The Evaluator.

The Evaluator is First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The
Evaluator's address is 1001 Warrenville Road, Lisle, Illinois 60532.

For certain trusts, Securities Evaluation Service, Inc. ("SES") acts as Evaluator. SES is located at 531 East Roosevelt Road, Suite 200,
Wheaton, Illinois 60187

The Trustee, Sponsor and Unit holders may rely on the accuracy of any evaluation prepared by the Evaluator. The Evaluator will make determinations in good faith based upon the best available information, but will not be liable to the Trustee, Sponsor or Unit holders for errors in judgment.

                     Other Information

Legal Opinions.

Our counsel is Chapman and Cutler LLP, 111 W. Monroe St., Chicago, Illinois 60603. They have passed upon the legality of the Units offered hereby and certain matters relating to federal tax law. Carter, Ledyard & Milburn LLP, 2 Wall Street, New York, New York 10005, acted as counsel for JPMorgan Chase Bank, as well as special New York tax counsel for the Trusts. Emmet, Marvin & Martin, LLP, 120 Broadway, New York, New York 10271, acts as counsel for The Bank of New York, which succeeded JPMorgan Chase Bank as Trustee of the Trusts on June 24, 2004.

Experts.

The financial statements of the Trusts for the periods set forth in and included as part of Part One of this prospectus have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

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Page 19


                             First Trust(R)

                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

                               Prospectus
                                Part Two

                                Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                          The Bank of New York

                           101 Barclay Street
                        New York, New York 10286
                             1-800-813-3074
                          24-Hour Pricing Line:
                             1-800-784-1069

  This prospectus contains information relating to the above-mentioned unit investment trusts, but does not contain all of the information about this investment company as filed with the Securities and Exchange
                Commission in Washington, D.C. under the:

- Securities Act of 1933 (file no. set forth in Part One for each Trust) and

- Investment Company Act of 1940 (file no. 811-05903)

  Information about the Trusts, including their Codes of Ethics, can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington D.C. Information regarding the operation of the Commission's Public Reference Room may be obtained by calling the
                      Commission at 1-202-942-8090.

 Information about the Trusts is available on the EDGAR Database on the
                      Commission's Internet site at
                           http://www.sec.gov.

                 To obtain copies at prescribed rates -

              Write: Public Reference Section of the Commission
                     100 F Street, N.E.
                     Washington, D.C. 20549
     e-mail address: publicinfo@sec.gov

                             April 28, 2006

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

Page 20


                 California Municipal Income Closed-End
                            Portfolio Series
                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated June 30, 2006                                       PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by closed-end investment companies ("Closed-End Funds"), the portfolios of which are concentrated in tax-exempt
California municipal bonds, and seeks to provide investors with income that is exempt from federal and California state income taxes, with capital appreciation as a secondary objective.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                       Portfolios

Objectives.

The objective of each Trust is to provide investors with income that is exempt from federal and California state income taxes, with capital appreciation as a secondary objective. Each Trust seeks to achieve its objective by investing in a diversified portfolio of common stocks of closed-end funds that invest primarily in California municipal bonds.

Advantages of the Closed-End Fund structure include portfolio control, diversification and consistent income. Since Closed-End Funds maintain a relatively fixed pool of investment capital, portfolio managers are better able to adhere to their investment philosophies through greater flexibility and control. In addition, Closed-End Funds don't have to manage fund liquidity to meet potentially large redemptions. Closed-End Funds are also structured to generally provide a more stable income stream than other managed fixed-income investment products because they are not subjected to cash inflows and outflows, which can dilute dividends over time. However, as a result of bond calls, redemptions and advanced refundings, which can dilute a fund's income, stable income cannot be assured.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

California. Each Trust invests in closed-end municipal funds which are considered to be concentrated in tax-exempt bonds issued by California municipalities. Risks associated with investing in such bonds include political, economic and regulatory factors which may affect the issuers. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of the bonds, could affect or have an adverse impact on the financial condition of the issuers. The effect of California's current energy shortage and increasing energy demand may also pose a significant risk to California municipalities.

Alternative Minimum Tax. While distributions of interest from the Trusts are generally exempt from federal income taxes, a portion of such interest may be taken into account in computing the alternative minimum tax.

Distributions. As stated under "Summary of Essential Information," each Trust will make monthly distributions of income. The Closed-End Funds make distributions on a monthly or quarterly basis. As a result of changing interest rates, refundings, sales or defaults on the underlying bonds held by the Closed-End Funds, and other factors, there is no guarantee that distributions will either remain at current levels or increase over time.

Closed-End Funds. Closed-End Funds are actively managed investment companies which invest in various types of securities. Closed-End Funds issue shares of common stock that are traded on a securities exchange. Closed-End Funds are subject to various risks, including management's ability to meet the Closed-End Fund's investment objective, and to manage the Closed-End Fund portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors' perceptions regarding Closed-End Funds or their underlying investments change.

Shares of Closed-End Funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of Closed-End Fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

Municipal Bonds. Each of the Closed-End Funds held by the Trusts invests in tax-exempt municipal bonds. Municipal bonds are debt obligations issued by states or by political subdivisions or authorities of states. Municipal bonds are typically designated as general obligation bonds, which are general obligations of a governmental entity that are backed by the taxing power of such entity, or revenue bonds, which are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. Municipal bonds are long-term fixed rate debt obligations that generally decline in value with increases in interest rates, when an issuer's financial condition worsens or when the rating on a bond is decreased. Many municipal bonds may be called or redeemed prior to their stated maturity, an event which is more likely to occur when interest rates fall. In such an occurrence, a Closed-End Fund may not be able to reinvest the money it receives in other bonds that have as high a yield or as long a maturity.

Many municipal bonds are subject to continuing requirements as to the actual use of the bond proceeds or manner of operation of the project financed from bond proceeds that may affect the exemption of interest on such bonds from federal income taxation. The market for municipal bonds is generally less liquid than for other securities and therefore the price of municipal bonds may be more volatile and subject to greater price fluctuations than securities with greater liquidity. In addition, an issuer's ability to make income distributions generally depends on several factors including the financial condition of the issuer and general economic conditions. Any of these factors may negatively impact the price of municipal bonds held by a Closed-End Fund and would therefore impact the price of both the Securities and the Units.

                     Public Offering

Discounts for Certain Persons.

For FT 520, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                       Your maximum
                                       transactional
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      _____________
$50 but less than $100                 4.15%
$100 but less than $250                3.90%
$250 but less than $500                3.40%
$500 but less than $1 million          2.40%
$1 million or more                     1.50%

For FT 624:

                                           Your maximum
If you invest                              sales charge
(in thousands):*                           will be:
______________                             ____________
$50 but less than $100                     4.60%
$100 but less than $250                    4.35%
$250 but less than $500                    3.85%
$500 but less than $1,000                  2.85%
$1,000 or more                             1.95%

For FT 722 and FT 782:

                                           Your maximum
If you invest                              sales charge
(in thousands):*                           will be:
______________                             ____________
$50 but less than $100                     4.70%
$100 but less than $250                    4.45%
$250 but less than $500                    3.95%
$500 but less than $1,000                  2.95%
$1,000 or more                             2.05%

For FT 846, FT 904 and FT 963:

                               Your maximum     Dealer
If you invest                  sales charge     concession
(in thousands):*               will be:         will be:
______________                 ____________     ___________
$50 but less than $100         4.70%            3.35%
$100 but less than $250        4.45%            3.25%
$250 but less than $500        3.95%            2.75%
$500 but less than $1,000      2.95%            2.00%
$1,000 or more                 2.05%            1.25%

* The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                  Expenses and Charges

In addition to the expenses and charges described in Part Two of this prospectus for FT 520, as Sponsor we will receive a fee from each Trust for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

                       Tax Status

Assets of the Trusts.

Each Trust will hold shares of Closed-End Funds qualifying as regulated investment companies ("RICs"). The California Municipal Income Closed-End Portfolio Series is invested in high-yield corporate bonds. For purposes of this federal tax discussion, it is assumed that the Securities constitute qualifying shares in regulated investment companies for federal income tax purposes.

See "Tax Status" in Part Two of this prospectus for more information.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                 California Municipal Income Closed-End
                            Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                          1001 Warrenville Road
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                          The Bank of New York

                           101 Barclay Street
                        New York, New York 10286
                              1-800-813-3074
                         24-Hour Pricing Line:
                              1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

         California Municipal Income Closed-End Portfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated June 30, 2006. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
Municipal Bonds                                                2
   Healthcare Revenue Bonds                                    2
   Single Family Mortgage Revenue Bonds                        2
   Multi-Family Mortgage Revenue Bonds                         3
   Water and Sewerage Revenue Bonds                            3
   Electric Utility Revenue Bonds                              3
   Lease Obligation Revenue Bonds                              3
   Industrial Revenue Bonds                                    3
   Transportation Facility Revenue Bonds                       4
   Educational Obligation Revenue Bonds                        4
   Resource Recovery Facility Revenue Bonds                    4
   Discount Bonds                                              4
   Original Issue Discount Bonds                               5
   Zero Coupon Bonds                                           5
   Premium Bonds                                               5
Concentration
   California                                                  5

Risk Factors

Securities. The Securities in the Trusts represent shares of closed-end mutual funds which invest in tax-exempt municipal bonds. As such, an investment in Units of the Trusts should be made with an understanding of the risks of investing in both closed-end fund shares and municipal bonds.

Closed-end mutual funds' portfolios are managed and their shares are generally listed on a securities exchange. The net asset value of closed-end fund shares will fluctuate with changes in the value of the underlying securities which the closed-end fund owns. In addition, for various reasons closed-end fund shares frequently trade at a discount from their net asset value in the secondary market. The amount of such discount from net asset value is subject to change from time to time in response to various factors. Closed-end funds' articles of incorporation may contain certain anti-takeover provisions that may have the effect of inhibiting a fund's possible conversion to open-end status and limiting the ability of other persons to acquire control of a fund. In certain circumstances, these provisions might also inhibit the ability of stockholders (including the Trusts) to sell their shares at a premium over prevailing market prices. This characteristic is a risk separate and distinct from the risk that a fund's net asset value will decrease. In particular, this characteristic would increase the loss or reduce the return on the sale of those closed-end fund shares which were purchased by a Trust at a premium. In the unlikely event that a closed-end fund converts to open-end status at a time when its shares are trading at a premium there would be an immediate loss in value to the Trust since shares of open-end funds trade at net asset value. Certain closed-end funds may have in place or may put in place in the future plans pursuant to which the fund may repurchase its own shares in the marketplace. Typically, these plans are put in place in an attempt by a fund's board of directors to reduce a discount on its share price. To the extent such a plan was implemented and shares owned by a Trust are repurchased by a fund, the Trust's position in that fund would be reduced and the cash would be distributed.

The Trusts are prohibited from subscribing to a rights offering for shares of any of the closed-end funds in which they invest. In the event of a rights offering for additional shares of a fund, Unit holders should expect that their Trust will, at the completion of the offer, own a smaller proportional interest in such fund that would otherwise be the case. It is not possible to determine the extent of this dilution in share ownership without knowing what proportion of the shares in a rights offering will be subscribed. This may be particularly serious when the subscription price per share for the offer is less than the fund's net asset value per share. Assuming that all rights are exercised and there is no change in the net asset value per share, the aggregate net asset value of each shareholder's shares of common stock should decrease as a result of the offer. If a fund's subscription price per share is below that fund's net asset value per share at the expiration of the offer, shareholders would experience an immediate dilution of the aggregate net asset value of their shares of common stock as a result of the offer, which could be substantial.

Closed-end funds may utilize leveraging in their portfolios. Leveraging can be expected to cause increased price volatility for those fund's shares, and as a result, increased volatility for the price of the Units of a Trust. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

The following is a discussion of certain of the risks associated with specific types of bonds.

Municipal Bonds.

Certain of the bonds held by the Securities in the Trusts may be general obligations of a governmental entity that are backed by the taxing power of such entity. Other bonds in the funds may be revenue bonds payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds, on the other hand, are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. There are, of course, variations in the security of the different bonds in the funds, both within a particular classification and between classifications, depending on numerous factors. A description of certain types of revenue bonds follows.

Healthcare Revenue Bonds. Certain of the bonds may be healthcare revenue bonds. Ratings of bonds issued for healthcare facilities are sometimes based on feasibility studies that contain projections of occupancy levels, revenues and expenses. A facility's gross receipts and net income available for debt service may be affected by future events and conditions including among other things, demand for services, the ability of the facility to provide the services required, physicians' confidence in the facility, management capabilities, competition with other hospitals, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, government regulation, the cost and possible unavailability of malpractice insurance and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third party payor programs. Pursuant to recent Federal legislation, Medicare reimbursements are currently calculated on a prospective basis utilizing a single nationwide schedule of rates. Prior to such legislation Medicare reimbursements were based on the actual costs incurred by the health facility. The current legislation may adversely affect reimbursements to hospitals and other facilities for services provided under the Medicare program.

Single Family Mortgage Revenue Bonds. Certain of the bonds may be single family mortgage revenue bonds, which are issued for the purpose of acquiring from originating financial institutions notes secured by mortgages on residences located within the issuer's boundaries and owned by persons of low or moderate income. Mortgage loans are generally partially or completely prepaid prior to their final maturities as a result of events such as sale of the mortgaged premises, default, condemnation or casualty loss. Because these bonds are subject to extraordinary mandatory redemption in whole or in part from such prepayments of mortgage loans, a substantial portion of such bonds will probably be redeemed prior to their scheduled maturities or even prior to their ordinary call dates. The redemption price of such issues may be more or less than the offering price of such bonds. Extraordinary mandatory redemption without premium could also result from the failure of the originating financial institutions to make mortgage loans in sufficient amounts within a specified time period or, in some cases, from the sale by the bond issuer of the mortgage loans. Failure of the originating financial institutions to make mortgage loans would be due principally to the interest rates on mortgage loans funded from other sources becoming competitive with the interest rates on the mortgage loans funded with the proceeds of the single family mortgage revenue bonds. Additionally, unusually high rates of default on the underlying mortgage loans may reduce revenues available for the payment of principal of or interest on such mortgage revenue bonds. Single family mortgage revenue bonds issued after December 31, 1980 were issued under

Section 103A of the Internal Revenue Code, which Section contains certain ongoing requirements relating to the use of the proceeds of such bonds in order for the interest on such bonds to retain its tax-exempt status. In each case, the issuer of the bonds has covenanted to comply with applicable ongoing requirements and bond counsel to such issuer has issued an opinion that the interest on the bonds is exempt from Federal income tax under existing laws and regulations. There can be no assurances that the ongoing requirements will be met. The failure to meet these requirements could cause the interest on the bonds to become taxable, possibly retroactively from the date of issuance.

Multi-Family Mortgage Revenue Bonds. Certain of the bonds may be obligations of issuers whose revenues are primarily derived from mortgage loans to housing projects for low to moderate income families. The ability of such issuers to make debt service payments will be affected by events and conditions affecting financed projects, including, among other things, the achievement and maintenance of sufficient occupancy levels and adequate rental income, increases in taxes, employment and income conditions prevailing in local labor markets, utility costs and other operating expenses, the managerial ability of project managers, changes in laws and governmental regulations, the appropriation of subsidies and social and economic trends affecting the localities in which the projects are located. The occupancy of housing projects may be adversely affected by high rent levels and income limitations imposed under Federal and state programs. Like single family mortgage revenue bonds, multi-family mortgage revenue bonds are subject to redemption and call features, including extraordinary mandatory redemption features, upon prepayment, sale or non-origination of mortgage loans as well as upon the occurrence of other events. Certain issuers of single or multi-family housing bonds have considered various ways to redeem bonds they have issued prior to the stated first redemption dates for such bonds. In one situation the New York City Housing Development Corporation, in reliance on its interpretation of certain language in the indenture under which one of its bond issues was created, redeemed all of such issue at par in spite of the fact that such indenture provided that the first optional redemption was to include a premium over par and could not occur prior to 1992.

Water and Sewerage Revenue Bonds. Certain of the bonds may be obligations of issuers whose revenues are derived from the sale of water and/or sewerage services. Water and sewerage bonds are generally payable from user fees. Problems faced by such issuers include the ability to obtain timely and adequate rate increases, population decline resulting in decreased user fees, the difficulty of financing large construction programs, the limitations on operations and increased costs and delays attributable to environmental considerations, the increasing difficulty of obtaining or discovering new supplies of fresh water, the effect of conservation programs and the impact of "no-growth" zoning ordinances. All of such issuers have been experiencing certain of these problems in varying degrees.

Electric Utility Revenue Bonds. Certain of the bonds may be obligations of issuers whose revenues are primarily derived from the sale of electric energy. Utilities are generally subject to extensive regulation by state utility commissions which, among other things, establish the rates which may be charged and the appropriate rate of return on an approved asset base. The problems faced by such issuers include the difficulty in obtaining approval for timely and adequate rate increases from the governing public utility commission, the difficulty in financing large construction programs, the limitations on operations and increased costs and delays attributable to environmental considerations, increased competition, recent reductions in estimates of future demand for electricity in certain areas of the country, the difficulty of the capital market in absorbing utility debt, the difficulty in obtaining fuel at reasonable prices and the effect of energy conservation. All of such issuers have been experiencing certain of these problems in varying degrees. In addition, Federal, state and municipal governmental authorities may from time to time review existing and impose additional regulations governing the licensing, construction and operation of nuclear power plants, which may adversely affect the ability of the issuers of such bonds to make payments of principal and/or interest on such bonds.

Lease Obligation Revenue Bonds. Certain of the bonds may be lease obligations issued for the most part by governmental authorities that have no taxing power or other means of directly raising revenues. Rather, the governmental authorities are financing vehicles created solely for the construction of buildings (schools, administrative offices, convention centers and prisons, for example) or the purchase of equipment (police cars and computer systems, for example) that will be used by a state or local government (the "lessee"). Thus, these obligations are subject to the ability and willingness of the lessee government to meet its lease rental payments which include debt service on the obligations. Lease obligations are subject, in almost all cases, to the annual appropriation risk, i.e., the lessee government is not legally obligated to budget and appropriate for the rental payments beyond the current fiscal year. These obligations are also subject to construction and abatement risk in many states-rental obligations cease in the event that delays in building, damage, destruction or condemnation of the project prevents its use by the lessee. In these cases, insurance provisions designed to alleviate this risk become important credit factors. In the event of default by the lessee government, there may be significant legal and/or practical difficulties involved in the re-letting or sale of the project. Some of these issues, particularly those for equipment purchase, contain the so-called "substitution safeguard," which bars the lessee government, in the event it defaults on its rental payments, from the purchase or use of similar equipment for a certain period of time. This safeguard is designed to insure that the lessee government will appropriate, even though it is not legally obligated to do so, but its legality remains untested in most, if not all, states.

Industrial Revenue Bonds. Certain of the bonds may be industrial revenue bonds ("IRBs"), including pollution control revenue bonds, which are tax-exempt securities issued by states, municipalities, public authorities or similar entities to finance the cost of acquiring, constructing or improving various industrial projects. These projects are usually operated by corporate entities. Issuers are obligated only to pay amounts due on the IRBs to the extent that funds are available from the unexpended proceeds of the IRBs or receipts or revenues of the issuer under an arrangement between the issuer and the corporate operator of a project. The arrangement may be in the form of a lease, installment sale agreement, conditional sale agreement or loan agreement, but in each case the payments to the issuer are designed to be sufficient to meet the payments of amounts due on the IRBs. Regardless of the structure, payment of IRBs is solely dependent upon the creditworthiness of the corporate operator of the project or corporate guarantor. Corporate operators or guarantors may be affected by many factors which may have an adverse impact on the credit quality of the particular company or industry. These include cyclicality of revenues and earnings, regulatory and environmental restrictions, litigation resulting from accidents or environmentally-caused illnesses, extensive competition and financial deterioration resulting from a complete restructuring pursuant to a leveraged buy-out, takeover or otherwise. Such a restructuring may result in the operator of a project becoming highly leveraged which may impact on such operator's creditworthiness, which in turn would have an adverse impact on the rating and/or market value of such bonds. Further, the possibility of such a restructuring may have an adverse impact on the market for and consequently the value of such bonds, even though no actual takeover or other action is ever contemplated or affected. The IRBs in a fund may be subject to special or extraordinary redemption provisions which may provide for redemption at par or, with respect to original issue discount bonds, at issue price plus the amount of original issue discount accreted to the redemption date plus, if applicable, a premium. The Sponsor cannot predict the causes or likelihood of the redemption of IRBs or other bonds in the funds prior to the stated maturity of such bonds.

Transportation Facility Revenue Bonds. Certain of the bonds may be obligations which are payable from and secured by revenues derived from the ownership and operation of facilities such as airports, bridges, turnpikes, port authorities, convention centers and arenas. The major portion of an airport's gross operating income is generally derived from fees received from signatory airlines pursuant to use agreements which consist of annual payments for leases, occupancy of certain terminal space and service fees. Airport operating income may therefore be affected by the ability of the airlines to meet their obligations under the use agreements. The air transport industry is experiencing significant variations in earnings and traffic, due to increased competition, excess capacity, increased costs, deregulation, traffic constraints and other factors, and several airlines are experiencing severe financial difficulties. The Sponsor cannot predict what effect these industry conditions may have on airport revenues which are dependent for payment on the financial condition of the airlines and their usage of the particular airport facility. Similarly, payment on bonds related to other facilities is dependent on revenues from the projects, such as user fees from ports, tolls on turnpikes and bridges and rents from buildings. Therefore, payment may be adversely affected by reduction in revenues due to such factors as increased cost of maintenance, decreased use of a facility, lower cost of alternative modes of transportation, scarcity of fuel and reduction or loss of rents.

Educational Obligation Revenue Bonds. Certain of the bonds may be obligations of issuers which are, or which govern the operation of, schools, colleges and universities and whose revenues are derived mainly from ad valorem taxes, or for higher education systems, from tuition, dormitory revenues, grants and endowments. General problems relating to school bonds include litigation contesting the state constitutionality of financing public education in part from ad valorem taxes, thereby creating a disparity in educational funds available to schools in wealthy areas and schools in poor areas. Litigation or legislation on this issue may affect the sources of funds available for the payment of school bonds in the funds. General problems relating to college and university obligations would include the prospect of a declining percentage of the population consisting of "college" age individuals, possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of Federal grants and state funding and new government legislation or regulations which may adversely affect the revenues or costs of such issuers. All of such issuers have been experiencing certain of these problems in varying degrees.

Resource Recovery Facility Revenue Bonds. Certain of the bonds may be obligations which are payable from and secured by revenues derived from the operation of resource recovery facilities. Resource recovery facilities are designed to process solid waste, generate steam and convert steam to electricity. Resource recovery bonds may be subject to extraordinary optional redemption at par upon the occurrence of certain circumstances, including but not limited to: destruction or condemnation of a project; contracts relating to a project becoming void, unenforceable or impossible to perform; changes in the economic availability of raw materials, operating supplies or facilities necessary for the operation of a project or technological or other unavoidable changes adversely affecting the operation of a project; administrative or judicial actions which render contracts relating to the projects void, unenforceable or impossible to perform; or impose unreasonable burdens or excessive liabilities. The Sponsor cannot predict the causes or likelihood of the redemption of resource recovery bonds in the funds prior to the stated maturity of the Bonds.

Discount Bonds. Certain of the bonds may have been acquired at a market discount from par value at maturity. The coupon interest rates on the discount bonds at the time they were purchased and deposited in the funds were lower than the current market interest rates for newly issued bonds of comparable rating and type. If such interest rates for newly issued comparable bonds increase, the market discount of previously issued bonds will become greater, and if such interest rates for newly issued comparable bonds decline, the market discount of previously issued bonds will be reduced, other things being equal. Investors should also note that the value of bonds purchased at a market discount will increase in value faster than bonds purchased at a market premium if interest rates decrease. Conversely, if interest rates increase, the value of bonds purchased at a market discount will decrease faster than bonds purchased at a market premium. In addition, if interest rates rise, the prepayment risk of higher yielding, premium bonds and the prepayment benefit for lower yielding, discount bonds will be reduced. A discount bond held to maturity will have a larger portion of its total return in the form of taxable income and capital gain and less in the form of tax-exempt interest income than a comparable bond newly issued at current market rates. Market discount attributable to interest changes does not indicate a lack of market confidence in the issue. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the bonds.

Original Issue Discount Bonds. Certain of the bonds may be original issue discount bonds. Under current law, the original issue discount, which is the difference between the stated redemption price at maturity and the issue price of the bonds, is deemed to accrue on a daily basis and the accrued portion is treated as tax-exempt interest income for Federal income tax purposes. On sale or redemption, any gain realized that is in excess of the earned portion of original issue discount will be taxable as capital gain unless the gain is attributable to market discount in which case the accretion of market discount is taxable as ordinary income. The current value of an original issue discount bond reflects the present value of its stated redemption price at maturity. The market value tends to increase in greater increments as the bonds approach maturity.

Zero Coupon Bonds. Certain of the original issue discount bonds may be zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital appreciation bonds, capital accumulator bonds, compound interest bonds and money discount maturity payment bonds). Zero coupon bonds do not provide for the payment of any current interest and generally provide for payment at maturity at face value unless sooner sold or redeemed. Zero coupon bonds may be subject to more price volatility than conventional bonds. While some types of zero coupon bonds, such as multipliers and capital appreciation bonds, define par as the initial offering price rather than the maturity value, they share the basic zero coupon bond features of (1) not paying interest on a semi-annual basis and (2) providing for the reinvestment of the bond's semi-annual earnings at the bond's stated yield to maturity. While zero coupon bonds are frequently marketed on the basis that their fixed rate of return minimizes reinvestment risk, this benefit can be negated in large part by weak call protection, i.e., a bond's provision for redemption at only a modest premium over the accreted value of the bond.

Premium Bonds. Certain of the bonds may have been acquired at a market premium from par value at maturity. The coupon interest rates on the premium bonds at the time they were purchased by the fund were higher than the current market interest rates for newly issued bonds of comparable rating and type. If such interest rates for newly issued and otherwise comparable bonds decrease, the market premium of previously issued bonds will be increased, and if such interest rates for newly issued comparable bonds increase, the market premium of previously issued bonds will be reduced, other things being equal. The current returns of bonds trading at a market premium are initially higher than the current returns of comparable bonds of a similar type issued at currently prevailing interest rates because premium bonds tend to decrease in market value as they approach maturity when the face amount becomes payable. Because part of the purchase price is thus returned not at maturity but through current income payments, early redemption of a premium bond at par or early prepayments of principal will result in a reduction in yield. Redemption pursuant to call provisions generally will, and redemption pursuant to sinking fund provisions may, occur at times when the redeemed bonds have an offering side valuation which represents a premium over par or for original issue discount bonds a premium over the accreted value.

Concentration

California.

Each California Trust is susceptible to political, economic or regulatory factors affecting issuers of California municipal obligations (the "California Municipal Obligations"). These include the possible adverse effects of certain California constitutional amendments, legislative measures, voter initiatives and other matters. The information provided is only a brief summary of the complex factors affecting the financial situation in California (the "State") and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the following information. It is based in part on information obtained from various State and local agencies in California or contained in Official Statements for various California Municipal Obligations.

Economic Outlook. The State of California's (the "State" or "California") fiscal problems that started in the 2001-02 fiscal year have continued. Although tax revenues have improved since their plummet in 2002, total net assets for governmental activities have declined from a positive $10.5 billion as of July 1, 2001, to a negative $24.5 billion as of June 30, 2003. While these amounts exclude the state highway infrastructure assets built before July 1, 2001, this shows that the State's net assets of governmental activities have declined an average of $17.5 billion each year for the past two years.

In 1991, California's bond rating was the highest rating that could be awarded. Now, however, the bond rating companies of Moody's Investors Services, Fitch Ratings, and Standard and Poor's are concerned about California's ability to pay its debt obligations, and they have lowered their ratings on the State's general obligation bonds to the lowest rating in California's history and the worst of all the states. During this financial downturn, the State Controller's Office has taken actions to ensure that the State has sufficient cash, through external borrowing, to address its legal obligations. California currently has $14.0 billion in short-term loans outstanding that must be redeemed in June 2004. Proposition 57, the Economic Recovery Bond Act, along with its companion Proposition 58, the California Balanced Budget Act, was placed on the March 2004 ballot by the Legislature and the Governor and approved by California's voters. Proposition 57 allows the sale of up to $15.0 billion in general obligation bonds that will be used to replace the State's short-term loans and retire the accumulated budgetary deficit. The sale of these bonds provides a short-term respite for the State's budget deficit and cash situation. However, these bonds do not address the ongoing structural deficit, where expenditures required by current law exceed state revenues. Also, the bonds will not improve the State's net assets, because this transaction will largely exchange a short-term obligation for a long-term one.

Employment growth is expected to accelerate in 2004--although, by historic standards, the growth will not be exceptional. In the first two quarters of 2004, employment growth will probably be under 1.0%, rising to about 2.0% by the end of the calendar year. Rising sales of electronic and computer equipment in the last two quarters of 2003 should give a boost to the hard-hit technology industries of the Silicon Valley. This will help offset the slowing employment of state and local governments in California. International trade, while still depressed, has begun to grow and will stimulate the California economy in 2004. Transportation and warehousing, along with retail sales, health, hospitality and professional services, should see employment growth as the economy picks up in 2004. Housing sales and prices are expected to moderate in 2004, but the sector should remain healthy. Personal income growth is expected to exceed 5.0% by the second quarter of 2004--providing a welcomed growth in tax receipts for the State.

Budget Outlook. The Legislature and the Governor enacted the 2003-04
Budget Act on August 2, 2003. The General Fund revenues and expenditures for the 2003-04 fiscal year were projected to be $74.8 billion and $71.1 billion, respectively. The 2003-04 budget continued to depend heavily on debt financing that was authorized for the 2002-03 fiscal year but had not been accomplished by June 30, 2003. A total of $14.6 billion in General Fund support was projected to be from bond sales, of which $12.6 billion has been challenged in the courts.

Because of the legal challenges, the Legislature and the Governor enacted legislation in December 2003 that authorized up to $15.0 billion in general obligation bonds to be placed on the March 2004 ballot for approval by California's voters. These bonds, if approved, will replace the $12.6 billion of bonds that are being challenged in the courts.

The 2004-05 Governor's Budget, issued on January 9, 2004, estimates that the General Fund, without the solutions detailed in the budget, will end the 2003-04 fiscal year with a deficit of $12.3 billion and the 2004-05 fiscal year with a deficit of $26.3 billion. The Governor's Budget provides for the elimination of these deficits by proposing, through the 2004-05 fiscal year, $16.2 billion in spending reductions, fund shifts, cost avoidance, bonds, debt service savings, transfers/other revenues, loans/borrowings, and pension reform. The Legislative Analyst's Office, California's nonpartisan fiscal and policy advisor, comments positively on the realistic revenue estimates and caseload assumptions but says that the plan does not fully address the State's ongoing budget problem. The Legislative Analyst's Office believes that a shortfall of approximately $6.0 billion will occur in the 2005-06 fiscal year, barring any further budgetary actions to reduce the structural deficit.

Debt Management Plan. In 2002, the State Treasurer implemented a Strategic Debt Management Plan. A principal goal of this plan was to better match the timeframe for repaying debt for infrastructure projects to the useful life of the assets being funded. The plan also reduces debt service in fiscal years 2001-02 through 2003-04 by approximately $2.0 billion and is intended to increase the State's long-term debt capacity to finance California's infrastructure needs. These goals are to be achieved by: (1) shifting from level principal payments to level debt service payments for new bond issues; (2) restructuring existing debt to achieve significant one-time debt service reductions and to expedite the transition to level debt service payments; and (3) implementing recent legislation that authorizes the State to issue variable-rate debt for a portion of its general obligation bond portfolio.

General Obligation Bond Credit Rating. On July 24, 2003, Standard and Poor's lowered its rating on California's general obligation debt to "BBB" from "A," citing the lack of progress in adopting a fiscal 2004 budget, the gubernatorial recall election, and diminished prospects for structural budget reform in light of the recall. On December 9, 2003, Moody's Investors Service lowered its rating on California's general obligation bonds to "Baa1" from "A3." Moody's downgrade cited recent action to cut the amount of vehicle license fees paid by motorists, as well as the continuing inability to reach political consensus on budget solutions. On December 18, 2003, Fitch Ratings lowered its rating on California's general obligation bonds to "BBB" from "A." Fitch attributed the downgrade to California's widening budget gap, the State's intention to increase the amount of deficit funding, and the magnitude of measures necessary to restore budgetary balance.

There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

Legal Proceedings. Pending or future legal proceedings may, if decided against the State, require the State to make significant future expenditures or may substantially impair revenues. The Sponsor is unable to predict what impact, if any, such proceedings may have on the Trusts.

Other Considerations. Substantially all of California is within an active geologic region subject to major seismic activity. Northern California, in 1989, and southern California, in 1994, experienced major earthquakes causing billions of dollars in damages. Any California Municipal Obligation in a California Trust could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage at reasonable rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the Federal or State government to appropriate sufficient funds within their respective budget limitations.

                   Florida Municipal Income Closed-End
                            Portfolio Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated June 30, 2006                                       PART ONE AND PART TWO

The Trusts invest in diversified portfolios of common stocks ("Securities") issued by closed-end investment companies ("Closed-End Funds"), the portfolios of which are concentrated in tax-exempt Florida municipal bonds. The Trusts seek to provide investors with the potential for monthly income that is exempt from federal income tax and the Florida intangible tax. A portion of the income, however, may be derived from non-Florida bonds which would be taxable to Florida residents.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                        Portfolios

Objectives.

The Trusts invest in diversified portfolios of common stocks issued by closed-end investment companies, the portfolios of which are concentrated in tax-exempt Florida municipal bonds. The objective of the Trusts is to provide investors with the potential for monthly income that is exempt from federal income tax and the Florida intangible tax. A portion of the income, however, may be derived from non-Florida bonds and will be taxable to Florida residents.

Advantages of the Closed-End Fund structure include portfolio control, diversification and consistent income. Since Closed-End Funds maintain a relatively fixed pool of investment capital, portfolio managers are better able to adhere to their investment philosophies through greater flexibility and control. In addition, Closed-End Funds don't have to manage fund liquidity to meet potentially large redemptions. Closed-End Funds are also structured to generally provide a more stable income stream than other managed fixed-income investment products because they are not subjected to cash inflows and outflows, which can dilute dividends over time. However, as a result of bond calls, redemptions and advanced refundings, which can dilute a fund's income, stable income cannot be assured.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trust will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trust.

                      Risk Factors

Florida. The Trusts invest in closed-end municipal funds which are considered to be concentrated in tax-exempt bonds issued by Florida municipalities. Risks associated with investing in such bonds include political, economic and regulatory factors which may affect the issuers. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of the bonds, could affect or have an adverse impact on the financial condition of the issuers. Certain distributions paid by certain funds may, in certain circumstances, be subject to federal and local income taxes and the Florida intangible tax.

Alternative Minimum Tax. While distributions of interest from the Trusts are generally exempt from federal income taxes, a portion of such interest may be taken into account in computing the alternative minimum tax.

Distributions. As stated under "Summary of Essential Information," each Trust will make monthly distributions of income. The Closed-End Funds make distributions on a monthly or quarterly basis. As a result of changing interest rates, refundings, sales or defaults on the underlying bonds held by the Closed-End Funds, and other factors, there is no guarantee that distributions will either remain at current levels or increase over time.

Closed-End Funds. Closed-End Funds are actively managed investment companies which invest in various types of securities. Closed-End Funds issue shares of common stock that are traded on a securities exchange. Closed-End Funds are subject to various risks, including management's ability to meet the Closed-End Fund's investment objective, and to manage the Closed-End Fund portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors' perceptions regarding Closed-End Funds or their underlying investments change.

Shares of Closed-End Funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of Closed-End Fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

Municipal Bonds. Each of the Closed-End Funds held by the Trusts invests in tax-exempt municipal bonds. Municipal bonds are debt obligations issued by states or by political subdivisions or authorities of states. Municipal bonds are typically designated as general obligation bonds, which are general obligations of a governmental entity that are backed by the taxing power of such entity, or revenue bonds, which are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. Municipal bonds are long-term fixed rate debt obligations that generally decline in value with increases in interest rates, when an issuer's financial condition worsens or when the rating on a bond is decreased. Many municipal bonds may be called or redeemed prior to their stated maturity, an event which is more likely to occur when interest rates fall. In such an occurrence, a Closed-End Fund may not be able to reinvest the money it receives in other bonds that have as high a yield or as long a maturity.

Many municipal bonds are subject to continuing requirements as to the actual use of the bond proceeds or manner of operation of the project financed from bond proceeds that may affect the exemption of interest on such bonds from federal income taxation. The market for municipal bonds is generally less liquid than for other securities and therefore the price of municipal bonds may be more volatile and subject to greater price fluctuations than securities with greater liquidity. In addition, an issuer's ability to make income distributions generally depends on several factors including the financial condition of the issuer and general economic conditions. Any of these factors may negatively impact the price of municipal bonds held by a Closed-End Fund and would therefore impact the price of both the Securities and the Units.

                     Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                               Your maximum     Dealer
If you invest                  sales charge     concession
(in thousands):*               will be:         will be:
______________                 ____________     ___________
$50 but less than $100         4.70%            3.35%
$100 but less than $250        4.45%            3.25%
$250 but less than $500        3.95%            2.75%
$500 but less than $1,000      2.95%            2.00%
$1,000 or more                 2.05%            1.25%

* The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then urrent Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                       Tax Status

Assets of the Trusts.

The Trusts will hold shares of Closed-End Funds qualifying as regulated investment companies ("RICs"). For purposes of this federal tax discussion, it is assumed that the Securities constitute qualifying shares in regulated investment companies for federal income tax purposes.

See "Tax Status" in Part Two of this prospectus for more information.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of the Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of the Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                   Florida Municipal Income Closed-End
                            Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                Sponsor:

                       First Trust Portfolios L.P.

                          1001 Warrenville Road
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                          The Bank of New York

                           101 Barclay Street
                        New York, New York 10286
                             1-800-813-3074
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

          Florida Municipal Income Closed-End Portfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated June 30, 2006. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors                                                   1
   Securities                                                  1
Municipal Bonds                                                2
   Healthcare Revenue Bonds                                    2
   Single Family Mortgage Revenue Bonds                        2
   Multi-Family Mortgage Revenue Bonds                         3
   Water and Sewerage Revenue Bonds                            3
   Electric Utility Revenue Bonds                              3
   Lease Obligation Revenue Bonds                              3
   Industrial Revenue Bonds                                    4
   Transportation Facility Revenue Bonds                       4
   Educational Obligation Revenue Bonds                        4
   Resource Recovery Facility Revenue Bonds                    5
   Discount Bonds                                              5
   Original Issue Discount Bonds                               5
   Zero Coupon Bonds                                           5
   Premium Bonds                                               6
Concentration
   Florida                                                     6

Risk Factors.

Securities. The Securities in the Trusts represent shares of closed-end mutual funds which invest in tax-exempt municipal bonds. As such, an investment in Units of the Trust should be made with an understanding of the risks of investing in both closed-end fund shares and municipal bonds.

Closed-end mutual funds' portfolios are managed and their shares are generally listed on a securities exchange. The net asset value of closed-end fund shares will fluctuate with changes in the value of the underlying securities which the closed-end fund owns. In addition, for various reasons closed-end fund shares frequently trade at a discount from their net asset value in the secondary market. The amount of such discount from net asset value is subject to change from time to time in response to various factors. Closed-end funds' articles of incorporation may contain certain anti-takeover provisions that may have the effect of inhibiting a fund's possible conversion to open-end status and limiting the ability of other persons to acquire control of a fund. In certain circumstances, these provisions might also inhibit the ability of stockholders (including the Trust) to sell their shares at a premium over prevailing market prices. This characteristic is a risk separate and distinct from the risk that a fund's net asset value will decrease. In particular, this characteristic would increase the loss or reduce the return on the sale of those closed-end fund shares which were purchased by the Trust at a premium. In the unlikely event that a closed-end fund converts to open-end status at a time when its shares are trading at a premium there would be an immediate loss in value to the Trust since shares of open-end funds trade at net asset value. Certain closed-end funds may have in place or may put in place in the future plans pursuant to which the fund may repurchase its own shares in the marketplace. Typically, these plans are put in place in an attempt by a fund's board of directors to reduce a discount on its share price. To the extent such a plan was implemented and shares owned by the Trust are repurchased by a fund, the Trust's position in that fund would be reduced and the cash would be distributed.

The Trusts are prohibited from subscribing to a rights offering for shares of any of the closed-end funds in which they invest. In the event of a rights offering for additional shares of a fund, Unit holders should expect that the Trust will, at the completion of the offer, own a smaller proportional interest in such fund that would otherwise be the case. It is not possible to determine the extent of this dilution in share ownership without knowing what proportion of the shares in a rights offering will be subscribed. This may be particularly serious when the subscription price per share for the offer is less than the fund's net asset value per share. Assuming that all rights are exercised and there is no change in the net asset value per share, the aggregate net asset value of each shareholder's shares of common stock should decrease as a result of the offer. If a fund's subscription price per share is below that fund's net asset value per share at the expiration of the offer, shareholders would experience an immediate dilution of the aggregate net asset value of their shares of common stock as a result of the offer, which could be substantial.

Closed-end funds may utilize leveraging in their portfolios. Leveraging can be expected to cause increased price volatility for those fund's shares, and as a result, increased volatility for the price of the Units of the Trust. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

The following is a discussion of certain of the risks associated with specific types of bonds.

Municipal Bonds.

Certain of the bonds held by the Securities in the Trusts may be general obligations of a governmental entity that are backed by the taxing power of such entity. Other bonds in the funds may be revenue bonds payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds, on the other hand, are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. There are, of course, variations in the security of the different bonds in the funds, both within a particular classification and between classifications, depending on numerous factors. A description of certain types of revenue bonds follows.

Healthcare Revenue Bonds. Certain of the bonds may be healthcare revenue bonds. Ratings of bonds issued for healthcare facilities are sometimes based on feasibility studies that contain projections of occupancy levels, revenues and expenses. A facility's gross receipts and net income available for debt service may be affected by future events and conditions including among other things, demand for services, the ability of the facility to provide the services required, physicians' confidence in the facility, management capabilities, competition with other hospitals, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, government regulation, the cost and possible unavailability of malpractice insurance and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third party payor programs. Pursuant to recent Federal legislation, Medicare reimbursements are currently calculated on a prospective basis utilizing a single nationwide schedule of rates. Prior to such legislation Medicare reimbursements were based on the actual costs incurred by the health facility. The current legislation may adversely affect reimbursements to hospitals and other facilities for services provided under the Medicare program.

Single Family Mortgage Revenue Bonds. Certain of the bonds may be single family mortgage revenue bonds, which are issued for the purpose of acquiring from originating financial institutions notes secured by mortgages on residences located within the issuer's boundaries and owned by persons of low or moderate income. Mortgage loans are generally partially or completely prepaid prior to their final maturities as a result of events such as sale of the mortgaged premises, default, condemnation or casualty loss. Because these bonds are subject to extraordinary mandatory redemption in whole or in part from such prepayments of mortgage loans, a substantial portion of such bonds will probably be redeemed prior to their scheduled maturities or even prior to their ordinary call dates. The redemption price of such issues may be more or less than the offering price of such bonds. Extraordinary mandatory redemption without premium could also result from the failure of the originating financial institutions to make mortgage loans in sufficient amounts within a specified time period or, in some cases, from the sale by the bond issuer of the mortgage loans. Failure of the originating financial institutions to make mortgage loans would be due principally to the interest rates on mortgage loans funded from other sources becoming competitive with the interest rates on the mortgage loans funded with the proceeds of the single family mortgage revenue bonds. Additionally, unusually high rates of default on the underlying mortgage loans may reduce revenues available for the payment of principal of or interest on such mortgage revenue bonds. Single family mortgage revenue bonds issued after December 31, 1980 were issued under
Section 103A of the Internal Revenue Code, which Section contains certain ongoing requirements relating to the use of the proceeds of such bonds in order for the interest on such bonds to retain its tax-exempt status. In each case, the issuer of the bonds has covenanted to comply with applicable ongoing requirements and bond counsel to such issuer has issued an opinion that the interest on the bonds is exempt from Federal income tax under existing laws and regulations. There can be no assurances that the ongoing requirements will be met. The failure to meet these requirements could cause the interest on the bonds to become taxable, possibly retroactively from the date of issuance.

Multi-Family Mortgage Revenue Bonds. Certain of the bonds may be obligations of issuers whose revenues are primarily derived from mortgage loans to housing projects for low to moderate income families. The ability of such issuers to make debt service payments will be affected by events and conditions affecting financed projects, including, among other things, the achievement and maintenance of sufficient occupancy levels and adequate rental income, increases in taxes, employment and income conditions prevailing in local labor markets, utility costs and other operating expenses, the managerial ability of project managers, changes in laws and governmental regulations, the appropriation of subsidies and social and economic trends affecting the localities in which the projects are located. The occupancy of housing projects may be adversely affected by high rent levels and income limitations imposed under Federal and state programs. Like single family mortgage revenue bonds, multi-family mortgage revenue bonds are subject to redemption and call features, including extraordinary mandatory redemption features, upon prepayment, sale or non-origination of mortgage loans as well as upon the occurrence of other events. Certain issuers of single or multi-family housing bonds have considered various ways to redeem bonds they have issued prior to the stated first redemption dates for such bonds. In one situation the New York City Housing Development Corporation, in reliance on its interpretation of certain language in the indenture under which one of its bond issues was created, redeemed all of such issue at par in spite of the fact that such indenture provided that the first optional redemption was to include a premium over par and could not occur prior to 1992.

Water and Sewerage Revenue Bonds. Certain of the bonds may be obligations of issuers whose revenues are derived from the sale of water and/or sewerage services. Water and sewerage bonds are generally payable from user fees. Problems faced by such issuers include the ability to obtain timely and adequate rate increases, population decline resulting in decreased user fees, the difficulty of financing large construction programs, the limitations on operations and increased costs and delays attributable to environmental considerations, the increasing difficulty of obtaining or discovering new supplies of fresh water, the effect of conservation programs and the impact of "no-growth" zoning ordinances. All of such issuers have been experiencing certain of these problems in varying degrees.

Electric Utility Revenue Bonds. Certain of the bonds may be obligations of issuers whose revenues are primarily derived from the sale of electric energy. Utilities are generally subject to extensive regulation by state utility commissions which, among other things, establish the rates which may be charged and the appropriate rate of return on an approved asset base. The problems faced by such issuers include the difficulty in obtaining approval for timely and adequate rate increases from the governing public utility commission, the difficulty in financing large construction programs, the limitations on operations and increased costs and delays attributable to environmental considerations, increased competition, recent reductions in estimates of future demand for electricity in certain areas of the country, the difficulty of the capital market in absorbing utility debt, the difficulty in obtaining fuel at reasonable prices and the effect of energy conservation. All of such issuers have been experiencing certain of these problems in varying degrees. In addition, Federal, state and municipal governmental authorities may from time to time review existing and impose additional regulations governing the licensing, construction and operation of nuclear power plants, which may adversely affect the ability of the issuers of such bonds to make payments of principal and/or interest on such bonds.

Lease Obligation Revenue Bonds. Certain of the bonds may be lease obligations issued for the most part by governmental authorities that have no taxing power or other means of directly raising revenues.

Rather, the governmental authorities are financing vehicles created solely for the construction of buildings (schools, administrative offices, convention centers and prisons, for example) or the purchase of equipment (police cars and computer systems, for example) that will be used by a state or local government (the "lessee"). Thus, these obligations are subject to the ability and willingness of the lessee government to meet its lease rental payments which include debt service on the obligations. Lease obligations are subject, in almost all cases, to the annual appropriation risk, i.e., the lessee government is not legally obligated to budget and appropriate for the rental payments beyond the current fiscal year. These obligations are also subject to construction and abatement risk in many states-rental obligations cease in the event that delays in building, damage, destruction or condemnation of the project prevents its use by the lessee. In these cases, insurance provisions designed to alleviate this risk become important credit factors. In the event of default by the lessee government, there may be significant legal and/or practical difficulties involved in the re-letting or sale of the project. Some of these issues, particularly those for equipment purchase, contain the so-called "substitution safeguard," which bars the lessee government, in the event it defaults on its rental payments, from the purchase or use of similar equipment for a certain period of time. This safeguard is designed to insure that the lessee government will appropriate, even though it is not legally obligated to do so, but its legality remains untested in most, if not all, states.

Industrial Revenue Bonds. Certain of the bonds may be industrial revenue bonds ("IRBs"), including pollution control revenue bonds, which are tax-exempt securities issued by states, municipalities, public authorities or similar entities to finance the cost of acquiring, constructing or improving various industrial projects. These projects are usually operated by corporate entities. Issuers are obligated only to pay amounts due on the IRBs to the extent that funds are available from the unexpended proceeds of the IRBs or receipts or revenues of the issuer under an arrangement between the issuer and the corporate operator of a project. The arrangement may be in the form of a lease, installment sale agreement, conditional sale agreement or loan agreement, but in each case the payments to the issuer are designed to be sufficient to meet the payments of amounts due on the IRBs. Regardless of the structure, payment of IRBs is solely dependent upon the creditworthiness of the corporate operator of the project or corporate guarantor. Corporate operators or guarantors may be affected by many factors which may have an adverse impact on the credit quality of the particular company or industry. These include cyclicality of revenues and earnings, regulatory and environmental restrictions, litigation resulting from accidents or environmentally-caused illnesses, extensive competition and financial deterioration resulting from a complete restructuring pursuant to a leveraged buy-out, takeover or otherwise. Such a restructuring may result in the operator of a project becoming highly leveraged which may impact on such operator's creditworthiness, which in turn would have an adverse impact on the rating and/or market value of such bonds. Further, the possibility of such a restructuring may have an adverse impact on the market for and consequently the value of such bonds, even though no actual takeover or other action is ever contemplated or affected. The IRBs in a fund may be subject to special or extraordinary redemption provisions which may provide for redemption at par or, with respect to original issue discount bonds, at issue price plus the amount of original issue discount accreted to the redemption date plus, if applicable, a premium. The Sponsor cannot predict the causes or likelihood of the redemption of IRBs or other bonds in the funds prior to the stated maturity of such bonds.

Transportation Facility Revenue Bonds. Certain of the bonds may be obligations which are payable from and secured by revenues derived from the ownership and operation of facilities such as airports, bridges, turnpikes, port authorities, convention centers and arenas. The major portion of an airport's gross operating income is generally derived from fees received from signatory airlines pursuant to use agreements which consist of annual payments for leases, occupancy of certain terminal space and service fees. Airport operating income may therefore be affected by the ability of the airlines to meet their obligations under the use agreements. The air transport industry is experiencing significant variations in earnings and traffic, due to increased competition, excess capacity, increased costs, deregulation, traffic constraints and other factors, and several airlines are experiencing severe financial difficulties. The Sponsor cannot predict what effect these industry conditions may have on airport revenues which are dependent for payment on the financial condition of the airlines and their usage of the particular airport facility. Similarly, payment on bonds related to other facilities is dependent on revenues from the projects, such as user fees from ports, tolls on turnpikes and bridges and rents from buildings. Therefore, payment may be adversely affected by reduction in revenues due to such factors as increased cost of maintenance, decreased use of a facility, lower cost of alternative modes of transportation, scarcity of fuel and reduction or loss of rents.

Educational Obligation Revenue Bonds. Certain of the bonds may be obligations of issuers which are, or which govern the operation of, schools, colleges and universities and whose revenues are derived mainly from ad valorem taxes, or for higher education systems, from tuition, dormitory revenues, grants and endowments. General problems relating to school bonds include litigation contesting the state constitutionality of financing public education in part from ad valorem taxes, thereby creating a disparity in educational funds available to schools in wealthy areas and schools in poor areas. Litigation or legislation on this issue may affect the sources of funds available for the payment of school bonds in the funds. General problems relating to college and university obligations would include the prospect of a declining percentage of the population consisting of "college" age individuals, possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of Federal grants and state funding and new government legislation or regulations which may adversely affect the revenues or costs of such issuers. All of such issuers have been experiencing certain of these problems in varying degrees.

Resource Recovery Facility Revenue Bonds. Certain of the bonds may be obligations which are payable from and secured by revenues derived from the operation of resource recovery facilities. Resource recovery facilities are designed to process solid waste, generate steam and convert steam to electricity. Resource recovery bonds may be subject to extraordinary optional redemption at par upon the occurrence of certain circumstances, including but not limited to: destruction or condemnation of a project; contracts relating to a project becoming void, unenforceable or impossible to perform; changes in the economic availability of raw materials, operating supplies or facilities necessary for the operation of a project or technological or other unavoidable changes adversely affecting the operation of a project; administrative or judicial actions which render contracts relating to the projects void, unenforceable or impossible to perform; or impose unreasonable burdens or excessive liabilities. The Sponsor cannot predict the causes or likelihood of the redemption of resource recovery bonds in the funds prior to the stated maturity of the Bonds.

Discount Bonds. Certain of the bonds may have been acquired at a market discount from par value at maturity. The coupon interest rates on the discount bonds at the time they were purchased and deposited in the funds were lower than the current market interest rates for newly issued bonds of comparable rating and type. If such interest rates for newly issued comparable bonds increase, the market discount of previously issued bonds will become greater, and if such interest rates for newly issued comparable bonds decline, the market discount of previously issued bonds will be reduced, other things being equal. Investors should also note that the value of bonds purchased at a market discount will increase in value faster than bonds purchased at a market premium if interest rates decrease. Conversely, if interest rates increase, the value of bonds purchased at a market discount will decrease faster than bonds purchased at a market premium. In addition, if interest rates rise, the prepayment risk of higher yielding, premium bonds and the prepayment benefit for lower yielding, discount bonds will be reduced. A discount bond held to maturity will have a larger portion of its total return in the form of taxable income and capital gain and less in the form of tax-exempt interest income than a comparable bond newly issued at current market rates. Market discount attributable to interest changes does not indicate a lack of market confidence in the issue. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the bonds.

Original Issue Discount Bonds. Certain of the bonds may be original issue discount bonds. Under current law, the original issue discount, which is the difference between the stated redemption price at maturity and the issue price of the bonds, is deemed to accrue on a daily basis and the accrued portion is treated as tax-exempt interest income for Federal income tax purposes. On sale or redemption, any gain realized that is in excess of the earned portion of original issue discount will be taxable as capital gain unless the gain is attributable to market discount in which case the accretion of market discount is taxable as ordinary income. The current value of an original issue discount bond reflects the present value of its stated redemption price at maturity. The market value tends to increase in greater increments as the bonds approach maturity.

Zero Coupon Bonds. Certain of the original issue discount bonds may be zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital appreciation bonds, capital accumulator bonds, compound interest bonds and money discount maturity payment bonds). Zero coupon bonds do not provide for the payment of any current interest and generally provide for payment at maturity at face value unless sooner sold or redeemed. Zero coupon bonds may be subject to more price volatility than conventional bonds. While some types of zero coupon bonds, such as multipliers and capital appreciation bonds, define par as the initial offering price rather than the maturity value, they share the basic zero coupon bond features of (1) not paying interest on a semi-annual basis and (2) providing for the reinvestment of the bond's semi-annual earnings at the bond's stated yield to maturity. While zero coupon bonds are frequently marketed on the basis that their fixed rate of return minimizes reinvestment risk, this benefit can be negated in large part by weak call protection, i.e., a bond's provision for redemption at only a modest premium over the accreted value of the bond.

Premium Bonds. Certain of the bonds may have been acquired at a market premium from par value at maturity. The coupon interest rates on the premium bonds at the time they were purchased by the fund were higher than the current market interest rates for newly issued bonds of comparable rating and type. If such interest rates for newly issued and otherwise comparable bonds decrease, the market premium of previously issued bonds will be increased, and if such interest rates for newly issued comparable bonds increase, the market premium of previously issued bonds will be reduced, other things being equal. The current returns of bonds trading at a market premium are initially higher than the current returns of comparable bonds of a similar type issued at currently prevailing interest rates because premium bonds tend to decrease in market value as they approach maturity when the face amount becomes payable. Because part of the purchase price is thus returned not at maturity but through current income payments, early redemption of a premium bond at par or early prepayments of principal will result in a reduction in yield. Redemption pursuant to call provisions generally will, and redemption pursuant to sinking fund provisions may, occur at times when the redeemed bonds have an offering side valuation which represents a premium over par or for original issue discount bonds a premium over the accreted value.

Concentration.

Florida.

The Trust is susceptible to political, economic or regulatory factors affecting issuers of Florida municipal obligations (the "Florida Municipal Obligations"). These include the possible adverse effects of certain Florida constitutional amendments, legislative measures, voter initiatives and other matters. The information provided is only a brief summary of the complex factors affecting the financial situation in Florida and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the preceding information. It is based in part on information obtained from various State and local agencies in Florida or contained in Official Statements for various Florida Municipal Obligations.

Economic Outlook. Florida's economic growth accelerated in fiscal year 2003-04 and performed moderately better than the rest of the nation. While the U.S. experienced a minimal increase in non-farm employment in fiscal year 2003-04, Florida posted a strong growth rate, had a low unemployment rate, and strong income growth rate. This performance could be attributed to favorable natural, economic, and tax environments, and a growing population that fueled increased demand for goods and services. Florida remains top ranked in the nation in total job growth and generates the fastest job growth rate among the ten most populous states. Florida's non-farm employment grew 1.9 percent in fiscal year 2003-04, adding 139,200 jobs. Increases in jobs were led by gains in professional and business services, construction, educational and health services, leisure and hospitality, financial activities, and government. Sixty percent of the job increase in fiscal year 2003-04 came from professional and business services, and education and health services. With the strengthening economy, non-farm employment is anticipated to add 192,700 jobs in fiscal year 2004-05, resulting in a 6.3 percent increase to wages and salaries. The unemployment rate is anticipated to decline slightly from 4.8 percent in fiscal year 2003-04 to 4.6 percent in fiscal year 2004-05.

Population has been a major source of increased economic activity in Florida, which grew by 2.17 percent in fiscal year 2003-04. The state's population is expected to increase by 353,200 in fiscal year 2004-05.
Over the next ten years, population growth is estimated to reach 3.1 million. Population growth has been a major driver of Florida's sustained economic expansion as the demand for housing, durable and non-durable goods, and other services continues to increase. The projected growth in population will continue to fuel the state's economic expansion.

Florida was hit by four major hurricanes in 2004. It destroyed thousands of homes and businesses. Massive reconstruction activities are underway to rebuild homes, businesses, and public infrastructures. In fiscal year 2003-04, housing starts spiked, adding 230,800 homes as a result of low mortgage rates. Even though mortgage rates are projected to increase in 2004-05, the surge in construction is expected to continue because of massive reconstruction to rebuild the devastated areas in Florida. Billions of dollars from the federal government, the state, and insurance claims are pouring into the state for reconstruction. Thus, total construction employment, which added about 21,900 jobs in fiscal year 2003-04, is anticipated to create another 17,900 jobs in fiscal year 2004-05. Residential construction expenditures, which rose 31.5 percent in fiscal year 2003-04, are expected to increase in fiscal year 2004-05. Aside from construction, other sectors of the Florida economy are anticipated to rise as well.

Florida's economy has continued to show its strength and resilience even after the hurricane devastation. Florida's economy has steadily been expanding at a much higher growth rate than expected, as evidenced by the strength of its labor market and the rise in personal income. The long-term growth is projected to be stronger than previously anticipated, as Florida's economic fundamentals remain strong. Such strength should provide stimulus for the State's economy to continue its sustained future growth.

Revenues and Expenditures. Governmental funds include general, special revenue, capital projects and debt service funds. Revenues are recognized when they are both measurable and available to finance current expenditures. Total revenues and total expenditures at the end of the 2003-2004 fiscal year (June 30, 2004) were approximately $50.9 billion and $49.4 billion, respectively. The total fund balance at June 30, 2004 for governmental funds was $14.3 billion.

Debt Management. Florida's Constitution and statutes require that Florida not run a deficit in its budget as a whole, or in any separate fund within its budget. Rather, its budget and funds must be kept in balance from currently available revenues each fiscal year. If the Governor or Comptroller believes a deficit will occur in any fund, by statute, he must certify his opinion to the Administrative Commission, which then is authorized to reduce all Florida agency budgets and releases by a sufficient amount to prevent a deficit in any fund. Additionally, the Florida Constitution prohibits Florida from borrowing by issuing bonds to fund its operations.

Section 11 of Article VII of the State Constitution authorizes the State to issue general obligation bonds and revenues bonds to finance or refinance the cost of state fixed capital outlay projects authorized by law. General obligation bonds are secured by the full faith and credit of the State and payable from the proceeds of various taxes. Revenue bonds are payable from funds that receive legally restricted revenues. The Division of Bond Finance of the State Board of Administration has the responsibility to issue all state bonds.

Florida's outstanding general obligation bonds at June 30, 2004, totaled approximately $18 billion and were issued to finance capital outlay for educational projects of local school districts, community colleges and state universities, environmental protection and highway construction.

Litigation. Currently under litigation are several issues relating to state actions or state taxes that put at risk a portion of General Revenue Fund monies. There is no assurance that any of such matters, individually or in the aggregate, will not have a material adverse affect on the state's financial position.

Florida's 1997 tobacco settlement is expected to total approximately $13 billion over the initial 25-year period. As of June 30, 2004, the state has received approximately $4.2 billion from the settlement. The settlement anticipates that the state will use the funds for children's health care coverage and other health-related services and for mandated improvements in state enforcement efforts regarding the reduction of sales of tobacco products to minors.

Ratings. As of September 2005, all outstanding general obligation bonds of the State of Florida are rated AAA by Standard & Poor's Ratings Services and Aa1 by Moody's Investor's Service, Inc. Any explanation concerning the significance of such ratings must be obtained from the rating agencies. There is no assurance that any ratings will continue for any period of time or that they will not be revised or withdrawn.

Local Issuances. It should be noted that the creditworthiness of obligations issued by local Florida issuers may be unrelated to the creditworthiness of obligations issued by the State of Florida, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

The foregoing information constitutes only a brief summary of some of the general factors which may impact certain issuers of bonds contained in the Trusts and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of such obligations are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of such bonds, could affect or could have an adverse impact on the financial condition of the State and various agencies and political subdivisions thereof. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of the bonds contained in the Trust, the market value or marketability of such bonds or the ability of the respective issuers of such bonds acquired by the Trust to pay interest on or principal of such bonds.

                  New York Municipal Income Closed-End
                            Portfolio Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated June 30, 2006                                       PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks ("Securities") issued by closed-end investment companies ("Closed-End Funds"), the portfolios of which are concentrated in tax-exempt New York municipal bonds, and seeks to provide investors with income that is exempt from federal, New York state and local income taxes, with capital appreciation as a secondary objective.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                       Portfolios

Objectives.

The objective of each Trust is to provide investors with income that is exempt from federal, New York state and local income taxes, with capital appreciation as a secondary objective. Each Trust seeks to achieve its objective by investing in a diversified portfolio of common stocks of closed-end funds that invest primarily in New York municipal bonds.

Advantages of the Closed-End Fund structure include portfolio control, diversification and consistent income. Since Closed-End Funds maintain a relatively fixed pool of investment capital, portfolio managers are better able to adhere to their investment philosophies through greater flexibility and control. In addition, Closed-End Funds don't have to manage fund liquidity to meet potentially large redemptions. Closed-End Funds are also structured to generally provide a more stable income stream than other managed fixed-income investment products because they are not subjected to cash inflows and outflows, which can dilute dividends over time. However, as a result of bond calls, redemptions and advanced refundings, which can dilute a fund's income, stable income cannot be assured.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

New York. Each Trust invests in closed-end municipal funds which are considered to be concentrated in tax-exempt bonds issued by New York municipalities. Risks associated with investing in such bonds include political, economic and regulatory factors which may affect the issuers. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of the bonds, could affect or have an adverse impact on the financial condition of the issuers.

Alternative Minimum Tax. While distributions of interest from the Trusts are generally exempt from federal income taxes, a portion of such interest may be taken into account in computing the alternative minimum tax.

Distributions. As stated under "Summary of Essential Information," each Trust will make monthly distributions of income. The Closed-End Funds make distributions on a monthly or quarterly basis. As a result of changing interest rates, refundings, sales or defaults on the underlying bonds held by the Closed-End Funds, and other factors, there is no guarantee that distributions will either remain at current levels or increase over time.

Closed-End Funds. Closed-End Funds are actively managed investment companies which invest in various types of securities. Closed-End Funds issue shares of common stock that are traded on a securities exchange. Closed-End Funds are subject to various risks, including management's ability to meet the Closed-End Fund's investment objective, and to manage the Closed-End Fund portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors' perceptions regarding Closed-End Funds or their underlying investments change.

Shares of Closed-End Funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of Closed-End Fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

Municipal Bonds. Each of the Closed-End Funds held by the Trusts invests in tax-exempt municipal bonds. Municipal bonds are debt obligations issued by states or by political subdivisions or authorities of states. Municipal bonds are typically designated as general obligation bonds, which are general obligations of a governmental entity that are backed by the taxing power of such entity, or revenue bonds, which are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. Municipal bonds are long-term fixed rate debt obligations that generally decline in value with increases in interest rates, when an issuer's financial condition worsens or when the rating on a bond is decreased. Many municipal bonds may be called or redeemed prior to their stated maturity, an event which is more likely to occur when interest rates fall. In such an occurrence, a Closed-End Fund may not be able to reinvest the money it receives in other bonds that have as high a yield or as long a maturity.

Many municipal bonds are subject to continuing requirements as to the actual use of the bond proceeds or manner of operation of the project financed from bond proceeds that may affect the exemption of interest on such bonds from federal income taxation. The market for municipal bonds is generally less liquid than for other securities and therefore the price of municipal bonds may be more volatile and subject to greater price fluctuations than securities with greater liquidity. In addition, an issuer's ability to make income distributions generally depends on several factors including the financial condition of the issuer and general economic conditions. Any of these factors may negatively impact the price of municipal bonds held by a Closed-End Fund and would therefore impact the price of both the Securities and the Units.

                     Public Offering

Discounts for Certain Persons.

For FT 520, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                       Your maximum
                                       transactional
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      _____________
$50 but less than $100                 4.15%
$100 but less than $250                3.90%
$250 but less than $500                3.40%
$500 but less than $1 million          2.40%
$1 million or more                     1.50%

For FT 624:

                                           Your maximum
If you invest                              sales charge
(in thousands):*                           will be:
______________                             ____________
$50 but less than $100                     4.60%
$100 but less than $250                    4.35%
$250 but less than $500                    3.85%
$500 but less than $1,000                  2.85%
$1,000 or more                             1.95%

For FT 722 and FT 782:

                                           Your maximum
If you invest                              sales charge
(in thousands):*                           will be:
______________                             ____________
$50 but less than $100                     4.70%
$100 but less than $250                    4.45%
$250 but less than $500                    3.95%
$500 but less than $1,000                  2.95%
$1,000 or more                             2.05%

For FT 826, FT 914 and FT 963:

                              Your maximum    Dealer
If you invest                 sales charge    concession
(in thousands):*              will be:        will be:
______________                ____________    __________
$50 but less than $100        4.70%           3.35%
$100 but less than $250       4.45%           3.25%
$250 but less than $500       3.95%           2.75%
$500 but less than $1,000     2.95%           2.00%
$1,000 or more                2.05%           1.25%

* The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                  Expenses and Charges

In addition to the expenses and charges listed in Part Two of this prospectus, as Sponsor, we will receive a fee from FT 520 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

                       Tax Status

Assets of the Trusts.

Each Trust will hold shares of Closed-End Funds qualifying as regulated investment companies ("RICs"). The New York Municipal Income Closed-End Portfolio Series is invested in high-yield corporate bonds. For purposes of this federal tax discussion, it is assumed that the Securities constitute qualifying shares in regulated investment companies for federal income tax purposes.

See "Tax Status" in Part Two of this prospectus for more information.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                  New York Municipal Income Closed-End
                            Portfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                         1001 Warrenville Road
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                          The Bank of New York

                           101 Barclay Street
                        New York, New York 10286
                              1-800-813-3074
                         24-Hour Pricing Line:
                              1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

          New York Municipal Income Closed-End Portfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated June 30, 2006. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
Municipal Bonds                                                2
   Healthcare Revenue Bonds                                    2
   Single Family Mortgage Revenue Bonds                        2
   Multi-Family Mortgage Revenue Bonds                         3
   Water and Sewerage Revenue Bonds                            3
   Electric Utility Revenue Bonds                              3
   Lease Obligation Revenue Bonds                              3
   Industrial Revenue Bonds                                    4
   Transportation Facility Revenue Bonds                       4
   Educational Obligation Revenue Bonds                        4
   Resource Recovery Facility Revenue Bonds                    4
   Discount Bonds                                              4
   Original Issue Discount Bonds                               5
   Zero Coupon Bonds                                           5
   Premium Bonds                                               5
Concentration
   New York                                                    5

Risk Factors.

Securities. The Securities in the Trusts represent shares of closed-end mutual funds which invest in tax-exempt municipal bonds. As such, an investment in Units of the Trusts should be made with an understanding of the risks of investing in both closed-end fund shares and municipal bonds.

Closed-end mutual funds' portfolios are managed and their shares are generally listed on a securities exchange. The net asset value of closed-end fund shares will fluctuate with changes in the value of the underlying securities which the closed-end fund owns. In addition, for various reasons closed-end fund shares frequently trade at a discount from their net asset value in the secondary market. The amount of such discount from net asset value is subject to change from time to time in response to various factors. Closed-end funds' articles of incorporation may contain certain anti-takeover provisions that may have the effect of inhibiting a fund's possible conversion to open-end status and limiting the ability of other persons to acquire control of a fund. In certain circumstances, these provisions might also inhibit the ability of stockholders (including the Trusts) to sell their shares at a premium over prevailing market prices. This characteristic is a risk separate and distinct from the risk that a fund's net asset value will decrease. In particular, this characteristic would increase the loss or reduce the return on the sale of those closed-end fund shares which were purchased by a Trust at a premium. In the unlikely event that a closed-end fund converts to open-end status at a time when its shares are trading at a premium there would be an immediate loss in value to the Trust since shares of open-end funds trade at net asset value. Certain closed-end funds may have in place or may put in place in the future plans pursuant to which the fund may repurchase its own shares in the marketplace. Typically, these plans are put in place in an attempt by a fund's board of directors to reduce a discount on its share price. To the extent such a plan was implemented and shares owned by a Trust are repurchased by a fund, the Trust's position in that fund would be reduced and the cash would be distributed.

The Trusts are prohibited from subscribing to a rights offering for shares of any of the closed-end funds in which they invest. In the event of a rights offering for additional shares of a fund, Unit holders should expect that their Trust will, at the completion of the offer, own a smaller proportional interest in such fund that would otherwise be the case. It is not possible to determine the extent of this dilution in share ownership without knowing what proportion of the shares in a rights offering will be subscribed. This may be particularly serious when the subscription price per share for the offer is less than the fund's net asset value per share. Assuming that all rights are exercised and there is no change in the net asset value per share, the aggregate net asset value of each shareholder's shares of common stock should decrease as a result of the offer. If a fund's subscription price per share is below that fund's net asset value per share at the expiration of the offer, shareholders would experience an immediate dilution of the aggregate net asset value of their shares of common stock as a result of the offer, which could be substantial.

Closed-end funds may utilize leveraging in their portfolios. Leveraging can be expected to cause increased price volatility for those fund's shares, and as a result, increased volatility for the price of the Units of a Trust. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

The following is a discussion of certain of the risks associated with specific types of bonds.

Municipal Bonds.

Certain of the bonds held by the Securities in the Trusts may be general obligations of a governmental entity that are backed by the taxing power of such entity. Other bonds in the funds may be revenue bonds payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds, on the other hand, are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. There are, of course, variations in the security of the different bonds in the funds, both within a particular classification and between classifications, depending on numerous factors. A description of certain types of revenue bonds follows.

Healthcare Revenue Bonds. Certain of the bonds may be healthcare revenue bonds. Ratings of bonds issued for healthcare facilities are sometimes based on feasibility studies that contain projections of occupancy levels, revenues and expenses. A facility's gross receipts and net income available for debt service may be affected by future events and conditions including among other things, demand for services, the ability of the facility to provide the services required, physicians' confidence in the facility, management capabilities, competition with other hospitals, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, government regulation, the cost and possible unavailability of malpractice insurance and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third party payor programs. Pursuant to recent Federal legislation, Medicare reimbursements are currently calculated on a prospective basis utilizing a single nationwide schedule of rates. Prior to such legislation Medicare reimbursements were based on the actual costs incurred by the health facility. The current legislation may adversely affect reimbursements to hospitals and other facilities for services provided under the Medicare program.

Single Family Mortgage Revenue Bonds. Certain of the bonds may be single family mortgage revenue bonds, which are issued for the purpose of acquiring from originating financial institutions notes secured by mortgages on residences located within the issuer's boundaries and owned by persons of low or moderate income. Mortgage loans are generally partially or completely prepaid prior to their final maturities as a result of events such as sale of the mortgaged premises, default, condemnation or casualty loss. Because these bonds are subject to extraordinary mandatory redemption in whole or in part from such prepayments of mortgage loans, a substantial portion of such bonds will probably be redeemed prior to their scheduled maturities or even prior to their ordinary call dates. The redemption price of such issues may be more or less than the offering price of such bonds. Extraordinary mandatory redemption without premium could also result from the failure of the originating financial institutions to make mortgage loans in sufficient amounts within a specified time period or, in some cases, from the sale by the bond issuer of the mortgage loans. Failure of the originating financial institutions to make mortgage loans would be due principally to the interest rates on mortgage loans funded from other sources becoming competitive with the interest rates on the mortgage loans funded with the proceeds of the single family mortgage revenue bonds. Additionally, unusually high rates of default on the underlying mortgage loans may reduce revenues available for the payment of principal of or interest on such mortgage revenue bonds. Single family mortgage revenue bonds issued after December 31, 1980 were issued under

Section 103A of the Internal Revenue Code, which Section contains certain ongoing requirements relating to the use of the proceeds of such bonds in order for the interest on such bonds to retain its tax-exempt status. In each case, the issuer of the bonds has covenanted to comply with applicable ongoing requirements and bond counsel to such issuer has issued an opinion that the interest on the bonds is exempt from Federal income tax under existing laws and regulations. There can be no assurances that the ongoing requirements will be met. The failure to meet these requirements could cause the interest on the bonds to become taxable, possibly retroactively from the date of issuance.

Multi-Family Mortgage Revenue Bonds. Certain of the bonds may be obligations of issuers whose revenues are primarily derived from mortgage loans to housing projects for low to moderate income families. The ability of such issuers to make debt service payments will be affected by events and conditions affecting financed projects, including, among other things, the achievement and maintenance of sufficient occupancy levels and adequate rental income, increases in taxes, employment and income conditions prevailing in local labor markets, utility costs and other operating expenses, the managerial ability of project managers, changes in laws and governmental regulations, the appropriation of subsidies and social and economic trends affecting the localities in which the projects are located. The occupancy of housing projects may be adversely affected by high rent levels and income limitations imposed under Federal and state programs. Like single family mortgage revenue bonds, multi-family mortgage revenue bonds are subject to redemption and call features, including extraordinary mandatory redemption features, upon prepayment, sale or non-origination of mortgage loans as well as upon the occurrence of other events. Certain issuers of single or multi-family housing bonds have considered various ways to redeem bonds they have issued prior to the stated first redemption dates for such bonds. In one situation the New York City Housing Development Corporation, in reliance on its interpretation of certain language in the indenture under which one of its bond issues was created, redeemed all of such issue at par in spite of the fact that such indenture provided that the first optional redemption was to include a premium over par and could not occur prior to 1992.

Water and Sewerage Revenue Bonds. Certain of the bonds may be obligations of issuers whose revenues are derived from the sale of water and/or sewerage services. Water and sewerage bonds are generally payable from user fees. Problems faced by such issuers include the ability to obtain timely and adequate rate increases, population decline resulting in decreased user fees, the difficulty of financing large construction programs, the limitations on operations and increased costs and delays attributable to environmental considerations, the increasing difficulty of obtaining or discovering new supplies of fresh water, the effect of conservation programs and the impact of "no-growth" zoning ordinances. All of such issuers have been experiencing certain of these problems in varying degrees.

Electric Utility Revenue Bonds. Certain of the bonds may be obligations of issuers whose revenues are primarily derived from the sale of electric energy. Utilities are generally subject to extensive regulation by state utility commissions which, among other things, establish the rates which may be charged and the appropriate rate of return on an approved asset base. The problems faced by such issuers include the difficulty in obtaining approval for timely and adequate rate increases from the governing public utility commission, the difficulty in financing large construction programs, the limitations on operations and increased costs and delays attributable to environmental considerations, increased competition, recent reductions in estimates of future demand for electricity in certain areas of the country, the difficulty of the capital market in absorbing utility debt, the difficulty in obtaining fuel at reasonable prices and the effect of energy conservation. All of such issuers have been experiencing certain of these problems in varying degrees. In addition, Federal, state and municipal governmental authorities may from time to time review existing and impose additional regulations governing the licensing, construction and operation of nuclear power plants, which may adversely affect the ability of the issuers of such bonds to make payments of principal and/or interest on such bonds.

Lease Obligation Revenue Bonds. Certain of the bonds may be lease obligations issued for the most part by governmental authorities that have no taxing power or other means of directly raising revenues. Rather, the governmental authorities are financing vehicles created solely for the construction of buildings (schools, administrative offices, convention centers and prisons, for example) or the purchase of equipment (police cars and computer systems, for example) that will be used by a state or local government (the "lessee"). Thus, these obligations are subject to the ability and willingness of the lessee government to meet its lease rental payments which include debt service on the obligations. Lease obligations are subject, in almost all cases, to the annual appropriation risk, i.e., the lessee government is not legally obligated to budget and appropriate for the rental payments beyond the current fiscal year. These obligations are also subject to construction and abatement risk in many states-rental obligations cease in the event that delays in building, damage, destruction or condemnation of the project prevents its use by the lessee. In these cases, insurance provisions designed to alleviate this risk become important credit factors. In the event of default by the lessee government, there may be significant legal and/or practical difficulties involved in the re-letting or sale of the project. Some of these issues, particularly those for equipment purchase, contain the so-called "substitution safeguard," which bars the lessee government, in the event it defaults on its rental payments, from the purchase or use of similar equipment for a certain period of time. This safeguard is designed to insure that the lessee government will appropriate, even though it is not legally obligated to do so, but its legality remains untested in most, if not all, states.

Industrial Revenue Bonds. Certain of the bonds may be industrial revenue bonds ("IRBs"), including pollution control revenue bonds, which are tax-exempt securities issued by states, municipalities, public authorities or similar entities to finance the cost of acquiring, constructing or improving various industrial projects. These projects are usually operated by corporate entities. Issuers are obligated only to pay amounts due on the IRBs to the extent that funds are available from the unexpended proceeds of the IRBs or receipts or revenues of the issuer under an arrangement between the issuer and the corporate operator of a project. The arrangement may be in the form of a lease, installment sale agreement, conditional sale agreement or loan agreement, but in each case the payments to the issuer are designed to be sufficient to meet the payments of amounts due on the IRBs. Regardless of the structure, payment of IRBs is solely dependent upon the creditworthiness of the corporate operator of the project or corporate guarantor. Corporate operators or guarantors may be affected by many factors which may have an adverse impact on the credit quality of the particular company or industry. These include cyclicality of revenues and earnings, regulatory and environmental restrictions, litigation resulting from accidents or environmentally-caused illnesses, extensive competition and financial deterioration resulting from a complete restructuring pursuant to a leveraged buy-out, takeover or otherwise. Such a restructuring may result in the operator of a project becoming highly leveraged which may impact on such operator's creditworthiness, which in turn would have an adverse impact on the rating and/or market value of such bonds. Further, the possibility of such a restructuring may have an adverse impact on the market for and consequently the value of such bonds, even though no actual takeover or other action is ever contemplated or affected. The IRBs in a fund may be subject to special or extraordinary redemption provisions which may provide for redemption at par or, with respect to original issue discount bonds, at issue price plus the amount of original issue discount accreted to the redemption date plus, if applicable, a premium. The Sponsor cannot predict the causes or likelihood of the redemption of IRBs or other bonds in the funds prior to the stated maturity of such bonds.

Transportation Facility Revenue Bonds. Certain of the bonds may be obligations which are payable from and secured by revenues derived from the ownership and operation of facilities such as airports, bridges, turnpikes, port authorities, convention centers and arenas. The major portion of an airport's gross operating income is generally derived from fees received from signatory airlines pursuant to use agreements which consist of annual payments for leases, occupancy of certain terminal space and service fees. Airport operating income may therefore be affected by the ability of the airlines to meet their obligations under the use agreements. The air transport industry is experiencing significant variations in earnings and traffic, due to increased competition, excess capacity, increased costs, deregulation, traffic constraints and other factors, and several airlines are experiencing severe financial difficulties. The Sponsor cannot predict what effect these industry conditions may have on airport revenues which are dependent for payment on the financial condition of the airlines and their usage of the particular airport facility. Similarly, payment on bonds related to other facilities is dependent on revenues from the projects, such as user fees from ports, tolls on turnpikes and bridges and rents from buildings. Therefore, payment may be adversely affected by reduction in revenues due to such factors as increased cost of maintenance, decreased use of a facility, lower cost of alternative modes of transportation, scarcity of fuel and reduction or loss of rents.

Educational Obligation Revenue Bonds. Certain of the bonds may be obligations of issuers which are, or which govern the operation of, schools, colleges and universities and whose revenues are derived mainly from ad valorem taxes, or for higher education systems, from tuition, dormitory revenues, grants and endowments. General problems relating to school bonds include litigation contesting the state constitutionality of financing public education in part from ad valorem taxes, thereby creating a disparity in educational funds available to schools in wealthy areas and schools in poor areas. Litigation or legislation on this issue may affect the sources of funds available for the payment of school bonds in the funds. General problems relating to college and university obligations would include the prospect of a declining percentage of the population consisting of "college" age individuals, possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of Federal grants and state funding and new government legislation or regulations which may adversely affect the revenues or costs of such issuers. All of such issuers have been experiencing certain of these problems in varying degrees.

Resource Recovery Facility Revenue Bonds. Certain of the bonds may be obligations which are payable from and secured by revenues derived from the operation of resource recovery facilities. Resource recovery facilities are designed to process solid waste, generate steam and convert steam to electricity. Resource recovery bonds may be subject to extraordinary optional redemption at par upon the occurrence of certain circumstances, including but not limited to: destruction or condemnation of a project; contracts relating to a project becoming void, unenforceable or impossible to perform; changes in the economic availability of raw materials, operating supplies or facilities necessary for the operation of a project or technological or other unavoidable changes adversely affecting the operation of a project; administrative or judicial actions which render contracts relating to the projects void, unenforceable or impossible to perform; or impose unreasonable burdens or excessive liabilities. The Sponsor cannot predict the causes or likelihood of the redemption of resource recovery bonds in the funds prior to the stated maturity of the Bonds.

Discount Bonds. Certain of the bonds may have been acquired at a market discount from par value at maturity. The coupon interest rates on the discount bonds at the time they were purchased and deposited in the funds were lower than the current market interest rates for newly issued bonds of comparable rating and type. If such interest rates for newly issued comparable bonds increase, the market discount of previously issued bonds will become greater, and if such interest rates for newly issued comparable bonds decline, the market discount of previously issued bonds will be reduced, other things being equal. Investors should also note that the value of bonds purchased at a market discount will increase in value faster than bonds purchased at a market premium if interest rates decrease. Conversely, if interest rates increase, the value of bonds purchased at a market discount will decrease faster than bonds purchased at a market premium. In addition, if interest rates rise, the prepayment risk of higher yielding, premium bonds and the prepayment benefit for lower yielding, discount bonds will be reduced. A discount bond held to maturity will have a larger portion of its total return in the form of taxable income and capital gain and less in the form of tax-exempt interest income than a comparable bond newly issued at current market rates. Market discount attributable to interest changes does not indicate a lack of market confidence in the issue. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the bonds.

Original Issue Discount Bonds. Certain of the bonds may be original issue discount bonds. Under current law, the original issue discount, which is the difference between the stated redemption price at maturity and the issue price of the bonds, is deemed to accrue on a daily basis and the accrued portion is treated as tax-exempt interest income for Federal income tax purposes. On sale or redemption, any gain realized that is in excess of the earned portion of original issue discount will be taxable as capital gain unless the gain is attributable to market discount in which case the accretion of market discount is taxable as ordinary income. The current value of an original issue discount bond reflects the present value of its stated redemption price at maturity. The market value tends to increase in greater increments as the bonds approach maturity.

Zero Coupon Bonds. Certain of the original issue discount bonds may be zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital appreciation bonds, capital accumulator bonds, compound interest bonds and money discount maturity payment bonds). Zero coupon bonds do not provide for the payment of any current interest and generally provide for payment at maturity at face value unless sooner sold or redeemed. Zero coupon bonds may be subject to more price volatility than conventional bonds. While some types of zero coupon bonds, such as multipliers and capital appreciation bonds, define par as the initial offering price rather than the maturity value, they share the basic zero coupon bond features of (1) not paying interest on a semi-annual basis and (2) providing for the reinvestment of the bond's semi-annual earnings at the bond's stated yield to maturity. While zero coupon bonds are frequently marketed on the basis that their fixed rate of return minimizes reinvestment risk, this benefit can be negated in large part by weak call protection, i.e., a bond's provision for redemption at only a modest premium over the accreted value of the bond.

Premium Bonds. Certain of the bonds may have been acquired at a market premium from par value at maturity. The coupon interest rates on the premium bonds at the time they were purchased by the fund were higher than the current market interest rates for newly issued bonds of comparable rating and type. If such interest rates for newly issued and otherwise comparable bonds decrease, the market premium of previously issued bonds will be increased, and if such interest rates for newly issued comparable bonds increase, the market premium of previously issued bonds will be reduced, other things being equal. The current returns of bonds trading at a market premium are initially higher than the current returns of comparable bonds of a similar type issued at currently prevailing interest rates because premium bonds tend to decrease in market value as they approach maturity when the face amount becomes payable. Because part of the purchase price is thus returned not at maturity but through current income payments, early redemption of a premium bond at par or early prepayments of principal will result in a reduction in yield. Redemption pursuant to call provisions generally will, and redemption pursuant to sinking fund provisions may, occur at times when the redeemed bonds have an offering side valuation which represents a premium over par or for original issue discount bonds a premium over the accreted value.

Concentration

New York.

Each New York Trust is susceptible to political, economic or regulatory factors affecting issuers of New York municipal obligations (the "New York Municipal Obligations"). These include the possible adverse effects of certain New York constitutional amendments, legislative measures, voter initiatives and other matters. The information provided is only a brief summary of the complex factors affecting the financial situation in New York and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the following information. It is based in part on information obtained from various State and local agencies in New York or contained in Official Statements for various New York Municipal Obligations.

Economic Condition and Outlook. The national economy improved as 2003 progressed, and by mid-2004 the economic expansion was on firmer footing. The strengthening of the national economy has been beneficial for New York State and its export-oriented economy. On a seasonally adjusted basis, State employment began to grow and again during the summer of 2003. The recovery in the New York City economy has contributed to the State's economic improvement, and job growth has continued to be steady on Long Island and in the Hudson Valley during the first five months of 2004. Several major upstate metropolitan areas have experienced some recovery, although job losses continue in areas such as Buffalo and Elmira.

The pace of the State's recent recovery has been relatively better than that of some other states. In the wake of the recession, the terrorist attacks, and the financial market downturn, New York State's employment performance deteriorated falling to a rank of 42nd in the nation in 2002. During 2003, though average annual State employment declined by 0.7%, the State's ranking rose to 37th in the nation. With employment up 0.3% in the first five months of 2004, the State's rank remains at 37th.

Improvement on Wall Street has been a major factor in the recovery of both the City and State economies. The decline in the financial markets ended in 2003, as the Standard & Poor's 500 Stock Index advanced 20.2% for the year, although in the first five months of 2004 the gain has slowed to 2%. Securities industry growth has not yet resumed, but the rate of decline has slowed. By contrast, securities industry profits rebounded sharply, rising from $6.8 billion in 2002 to $16.8 billion in 2003-the second highest level on record. As a result, year-end securities industry bonuses rose by almost 25% in 2003 after falling by about 33% in 2002 and more than 34% in 2001. Profits have remained strong in the first quarter of 2004, totaling $5.1 billion - an increase of 45% compared to the level one year earlier.

Incomes in New York State are responding to the recovery in the financial markets and the higher Wall Street profits and bonuses. Personal income growth in New York State rose from 0.8% in 2002 to 2.6% in 2003, and to 5.5% in the first quarter of 2004 compared to the same period one year earlier. Nationally, personal income rose by 2.3% in 2002, 3.3% in 2003, and 5.2% in the first quarter of 2004. Compared to other states, income growth in New York State has rebounded faster than employment growth. New York's personal income gain ranked 23rd among the states in the first quarter of 2004, up from 46th in both 2002 and 2003.

As the site of one of the terrorist attacks, the impact on New York State's economy was greater than in other parts of the nation. New York had lagged behind the recovery from the early 1990s recession, and it was only in recent years that the State's economic performance had improved. In the short run, the State's economy will go through a difficult period as the recovery slowly takes hold and spreads. New York City will reassert itself as a major center of commerce, and will benefit from reconstruction spending. Although the current recession will be followed by a new expansion, the strength of that expansion in New York State will be dependent on many factors. As the major engine of recent economic growth, the downstate economy is particularly dependent on the health of the financial industry, investments in transportation infrastructure, the ability of the education system to produce a skilled workforce, the availability of affordable housing, the cost and availability of energy, and the continued attractiveness of the region for both domestic migrants and international immigrants. Upstate, many regions continue to transition from manufacturing to service-based economies, and to face their own issues in education, housing, energy, and population. Finally, the fiscal stresses currently faced by many localities will have an impact on how policies that address important issues are resolved.

General Government Results. An operating surplus of $3.0 billion is reported in the General Fund for fiscal year 2003-04. As a result, the General Fund now has an accumulated deficit of $281 million. The State completed its fiscal year ended March 31, 2004 with a combined Governmental Funds operating surplus of $3.2 billion as compared to a combined Governmental Funds operating deficit in the preceding fiscal year of $4.3 billion. The combined 2003-04 surplus of $3.2 billion included operating surpluses in the General Fund of $3.0 billion and Other Governmental Funds of $198 million. The State's financial position as shown in its Governmental Funds Balance Sheet as of March 31, 2004 includes a fund balance of $6.2 billion represented by liabilities of $19.7 billion and by assets available to liquidate such liabilities of $25.9 billion. The Governmental Funds balance includes a $281 million accumulated General Fund deficit.

As the State completed the year, its governmental funds reported a combined fund balance of $6.2 billion. Included in this year's total change in fund balance is an operating surplus of $3.0 billion in the State's General Fund. The General Fund operating surplus is attributable to several factors including the sale of tobacco bonds which provided resources of $4.2 billion, an increase of $1.3 billion in personal income tax revenue, a $1.0 billion increase in consumption and use tax revenue, a $645 million increase in Federal grants and a $504 million increase in miscellaneous revenues offset by a $206 million decline in business and other taxes. Much of the increase in tax revenues is related to improvement in the national economy and tax increases enacted for personal income and sales taxes. The increase in General Fund revenues was offset by a $2.5 billion increase in expenditures. Local assistance expenditures increased by $2.2 billion due primarily to increased spending for medical assistance and income maintenance programs. State operations increased by $300 million due primarily to increased employer pension costs. The State ended the 2003-04 fiscal year with a General Fund accumulated deficit of $281 million. The reduction of the deficit primarily reflects the restoration of reserves as a result of the improving State economy and the sale of tobacco bonds from which the General Fund received a $4.2 billion benefit.

Overall Financial Position. The State reported net assets of $41.2 billion, which was comprised of $60.5 billion in capital assets reported net of related debt, $4.3 billion in restricted net assets offset by an unrestricted net assets deficit of $23.6 billion. Net assets reported for governmental activities decreased by $3.3 billion form a year ago, decreasing form $42.4 billion to $39.1 billion. Unrestricted net assets, the part of net assets that can be used to finance day-to-day operations without constraints established by debt covenants, enabling legislation, or other legal requirements, was a deficit of $24.0 billion at March 31, 2004. The deficit in unrestricted governmental net assets arose primarily because of the issuance of debt for purposes not resulting in a capital asset related to governmental activities. Such outstanding debt included securitizing the State's future tobacco settlement receipts ($4.8 billion), local aid payments for school education aid that were financed on a long-term basis by the Local Government Assistance Corporation ($4.6 billion), local highway and bridge projects ($2.7 billion), local mass transit projects ($2.4 billion), and a wide variety of grants and other expenditures not resulting in governmental capital assets ($6.5 billion). This deficit in unrestricted net assets of governmental activities can be expected to continue for as long as the State continues to have obligations outstanding for purposes other than the acquisition of governmental capital assets.

Net assets for business-type activities decreased by 16.5%, $2.1 billion in 2004 compared to $2.5 billion in 2003. The decrease in net assets for business-type activities was caused primarily by unemployment benefit payments exceeding employer contributions and other revenues for the Unemployment Insurance Fund ($287 million) and CUNY Senior College operating expenses exceeding operating revenues and State support ($143 million). As of June 30, 2003, $8.0 billion in debt had been issued and was outstanding to finance capital assets of the State's colleges and universities.

General Fund Budgetary Highlights. The original financial plan reported that the annual budget approved by the Legislature created a potential imbalance of $900 million in the General Fund before any possible positive impacts from new Federal aid or a fiscal management plan. Approximately $1.1 billion in temporary Federal aid eliminated the initial projected $900 million imbalance. New York's share of the national aid package consisted of a revenue sharing grant of $645 million and a temporary 2.95% increase in the Federal Medical Assistance Percentage that produced $506 million in General Fund savings.

The State's fiscal year 2005 capital budget calls for it to spend another $6.7 billion for capital projects, of which $3.5 billion is for transportation projects. To pay for these capital projects the State plans to use $207 million in general obligation bond proceeds, $3.5 billion in other financing arrangements with public authorities, $1.8 billion in Federal funds, and $1.1 billion in funds on hand or received during the year.

Debt Administration. There are a number of methods by which the State may incur debt. The State has obtained long-term financing in the form of voter-approved General Obligation debt (voter approved debt) and other obligations for which voter approval is not needed and has not otherwise been sought (non-voter approved debt). Non-voter approved long-term financing includes debt obligations the State pays pursuant to contractual obligations it entered into with the issuer. Such obligations include certain bonds issued through state public authorities, certificates of participation, and capital leases obtained through vendors. The State administers its long-term financing needs as a single portfolio of state-supported debt that includes general obligation bonds and other obligations of both its governmental activities and business-type activities. Most of the debt reported under business-type activities, all of which was issued for capital assets used in those activities, is supported by payments from resources generated by the State's Governmental Activities-thus it is not expected to be repaid from resources generated by business-type activities. The State finance law allows for the bonded portion of this single combined debt portfolio-which includes debt reported in both governmental and business-type activities combined-to include variable rate securities equal to 15% of total bonds outstanding and interest rate exchange agreements (Swaps) equal to 15% of total bonds outstanding. At March 31, 2004 the State had $1.9 billion in State-supported variable rate bonds outstanding and $5.5 billion in variable rate bonds outstanding that are subject to swap agreements resulting in effective fixed rates, subject to certain risks. In addition, the State had $2.4 billion in convertible bonds that, at various dates in the future, can remain in a fixed rate mode, at new fixed rates to be established at future mandatory tender dates, or convert to a variable rate. At March 31, 2004, variable rate bonds, net of those subject to the fixed rate swaps, were equal to 4.7% of the State-supported bonded debt portfolio. At March 31, 2004 the State had $46.9 billion in bonds, notes, and other financing agreements outstanding compared with $39.3 billion last year, an increase of $7.6 billion.

The State Constitution, with exceptions for emergencies, limits the amount of general obligation bonds that can be issued to that amount approved by the voters for a single work or purpose in a general election. The State may issue short-term debt without voter approval in anticipation of the receipt of tax and revenues or proceeds from duly authorized but not issued general obligation bonds. The State Finance Law, through the Debt Reform Act of 2000 (the Act), also imposes phased-in caps on new debt issued and related debt service costs. The Act also limits the use of debt to capital works and purposes, and establishes a maximum length of term for repayment of 30 years. The Act applies to all State-supported debt but does not require that the capital works or projects be limited to State-owned projects. Debt issued prior to the Act and State-related debt including the Tobacco Revenue Bonds issued subsequent to the date of the financial statements to finance a portion of last year's budgetary deficit are not subject to the Act.

The construction of certain State office buildings, campus facilities, and other public facilities has been financed through bonds and notes issued by public benefit corporations or local governments pursuant to lease/purchase agreements with the State. These lease/purchase contracts are capital leases for which the State's rental payments over the duration of the agreements constitute long-term liabilities. The amount included in obligations under lease/purchase and other financing arrangements consists of total future principal payments and equals the outstanding balance of the related bonds and notes. Reporting relative to capitalized interest is also not included for leased capital assets.

Bond Ratings. The State's general obligation bonds are rated AA (with a stable outlook) by Standard and Poor's Corporation, A2 by Moody's Investors Services and AA- by Fitch (confirmed on February 16, 2005). There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by the State of New York, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

Risk Management. The State does not insure its buildings or their contents against theft, fire or other risks and does not insure its automobiles against the possibility of bodily injury and property damage. However, the State does have fidelity insurance on State employees. Workers' compensation coverage is provided on a self-insurance basis.

Litigation. The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. Such litigation includes, but is not limited to, claims asserted against the State arising from alleged torts, alleged breaches of contracts, condemnation proceedings, and other alleged violations of State and Federal laws.

Included in the State's outstanding litigation are a number of cases challenging the legality or the adequacy of a variety of significant social welfare programs primarily involving the State's Medicaid and mental health programs. Adverse judgments in these matters generally could result in injunctive relief coupled with prospective changes in patient care that could require substantial increased financing of the litigated programs in the future.

Actions commenced by several Indian nations which include the St. Regis Mohawk Indian Nation, the Oneida Indian Nation and the Cayuga Indian Nation claim that significant amounts of land were unconstitutionally taken from the Indians in violation of various treaties and agreements during the eighteenth and nineteenth centuries. The claimants seek recovery of thousands of acres of land as well as compensatory and punitive damages.

In addition, the State is party to other claims and litigation that its legal counsel has advised are not probable of adverse court decisions. Although the amounts of potential losses, if any, are not presently determinable, it is the State's opinion that its ultimate liability in these cases is not expected to have a material adverse effect on the State's financial position.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Registered
                          Public Accounting Firm


                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 963 CALIFORNIA MUNICIPAL INCOME CLOSED-END PORTFOLIO, SERIES 7, FLORIDA MUNICIPAL INCOME CLOSED-END PORTFOLIO, SERIES 2 AND NEW YORK MUNICIPAL INCOME CLOSED-END
PORTFOLIO, SERIES 7, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on June 30, 2006.

                              FT 963
                              CALIFORNIA MUNICIPAL INCOME CLOSED-END
                              PORTFOLIO, SERIES 7
                              FLORIDA MUNICIPAL INCOME CLOSED-END
                              PORTFOLIO, SERIES 2
                              NEW YORK MUNICIPAL INCOME CLOSED-
                              END PORTFOLIO, SERIES 7
                                    (Registrant)

                              By  FIRST TRUST PORTFOLIOS, L.P.
                                    (Depositor)


                              By  Jason T. Henry
                                  Senior Vice President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                TITLE*                 DATE

Judith M. Van Kampen       Director           )
                           of The Charger     )
                           Corporation, the   )  June 30, 2006
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )

Karla M. Van Kampen-Pierre Director           )
                           of The Charger     )
                           Corporation, the   )  Jason T. Henry
                           General Partner of )  Attorney-in-Fact**
                           First Trust        )
                           Portfolios, L.P.   )

David G. Wisen             Director           )
                           of The Charger     )
                           Corporation, the   )
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )


       * The title of the person named herein represents his capacity in and relationship to First Trust Portfolios, L.P., Depositor.

       ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of FT 597 (File No. 333-76518) and the same is hereby incorporated herein by this reference.


    CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We consent to the use in this Post-Effective Amendment No. 1 to this Registration Statement 333-123106 of FT 963 of our reports dated June 28, 2006 appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to us under the heading "Experts" in such Prospectus.








Chicago, Illinois
June 28, 2006